UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
460 Polaris Parkway	1095 Avenue of the Americas
Westerville, OH 43082	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of January 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates. J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated, J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 86.8%
	Brazil — 4.8%
1,707	AES Tiete Energia S.A.	5,603
80,955	Ambev S.A.	377,674
8,689	Banco do Brasil S.A.	30,087
5,803	BB Seguridade Participacoes S.A.	33,557
16,576	BM & F Bovespa S.A. - Bolsa de Valores Mercadorias e Futuros	42,520
5,091	Centrais Eletricas Brasileiras S.A.	7,408
2,089	CETIP S.A. - Mercados Organizados	19,972
8,820	Cielo S.A.	74,687
4,026	EDP - Energias do Brasil S.A.	12,199
9,448	Embraer S.A.	67,935
3,229	Equatorial Energia S.A.	29,200
4,399	Estacio Participacoes S.A.	12,879
11,408	JBS S.A.	30,803
25,542	Kroton Educacional S.A.	54,279
10,691	Lojas Renner S.A.	47,417
806	M Dias Branco S.A.	11,690
875	Multiplus S.A.	6,935
50,121	Petroleo Brasileiro S.A. (a)	86,839
918	Porto Seguro S.A.	6,006
4,167	Raia Drogasil S.A.	43,214
775	Smiles S.A.	5,518
2,292	Sul America S.A.	10,355
1,572	Transmissora Alianca de Energia Eletrica S.A.	6,834
6,898	Ultrapar Participacoes S.A.	102,406
2,634	Via Varejo S.A.	1,923

		1,127,940

	Chile — 1.2%
39,898	AES Gener S.A.	17,622
48,177	Aguas Andinas S.A., Class A	24,161
230,002	Banco de Chile	23,687
417	Banco de Credito e Inversiones	16,135
586,932	Banco Santander Chile	25,455
2,463	Cia Cervecerias Unidas S.A.	26,693
118,620	Colbun S.A.	30,006
1,509,798	Corpbanca S.A.	11,439
13,500	Empresas CMPC S.A.	30,631
337,376	Enersis Americas S.A.	80,509

		286,338

	China — 21.2%
9,000	3SBio, Inc. (a)	10,911
6,000	Agile Property Holdings Ltd.	2,883
134,000	Agricultural Bank of China Ltd., Class H	47,832
20,000	Air China Ltd., Class H	13,003
10,000	Anhui Conch Cement Co., Ltd., Class H	19,634
10,000	ANTA Sports Products Ltd.	24,174
27,000	AviChina Industry & Technology Co., Ltd., Class H	18,971
17,500	BAIC Motor Corp. Ltd., Class H	12,534
372,000	Bank of China Ltd., Class H	145,665
44,000	Bank of Communications Co., Ltd., Class H	26,901
12,000	BBMG Corp., Class H	6,743
12,000	Beijing Capital International Airport Co., Ltd., Class H	10,902

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
4,500	Beijing Enterprises Holdings Ltd.	22,468
54,000	Beijing Enterprises Water Group Ltd.	26,946
24,000	Beijing Jingneng Clean Energy Co., Ltd., Class H	7,084
61,000	Belle International Holdings Ltd.	41,100
10,800	BOE Technology Group Co., Ltd., Class A	2,745
32,000	Brilliance China Automotive Holdings Ltd.	30,853
9,000	CAR, Inc. (a)	11,312
116,000	CGN Power Co., Ltd., Class H	34,400
12,000	China BlueChemical Ltd.	2,522
46,000	China Cinda Asset Management Co., Ltd., Class H	14,475
42,000	China CITIC Bank Corp., Ltd., Class H (a)	24,595
36,000	China Communications Construction Co., Ltd., Class H	32,157
24,000	China Communications Services Corp., Ltd., Class H	9,451
9,500	China Conch Venture Holdings Ltd.	15,365
454,000	China Construction Bank Corp., Class H	277,165
33,000	China Dongxiang Group Co., Ltd.	6,612
20,000	China Eastern Airlines Corp., Ltd., Class H (a)	9,765
18,000	China Everbright Bank Co., Ltd., Class H	8,479
21,000	China Everbright International Ltd.	22,332
4,000	China Everbright Ltd.	8,317
12,000	China Foods Ltd. (a)	3,861
19,500	China Galaxy Securities Co., Ltd., Class H	14,425
12,000	China Gas Holdings Ltd.	15,331
9,000	China Hongqiao Group Ltd.	4,932
45,000	China Huishan Dairy Holdings Co., Ltd.	16,990
5,400	China International Marine Containers Group Co., Ltd., Class H	8,455
24,000	China Jinmao Holdings Group Ltd.	6,281
38,000	China Life Insurance Co., Ltd., Class H	92,130
29,000	China Longyuan Power Group Corp., Ltd., Class H	17,328
6,000	China Machinery Engineering Corp., Class H	4,147
16,000	China Medical System Holdings Ltd.	18,810
23,000	China Merchants Bank Co., Ltd., Class H	44,709
8,329	China Merchants Holdings International Co., Ltd.	22,989
33,500	China Minsheng Banking Corp., Ltd., Class H	29,730
66,500	China Mobile Ltd.	730,448
36,000	China Molybdenum Co., Ltd., Class H	5,264
24,000	China National Building Material Co., Ltd., Class H	10,009
20,000	China Overseas Land & Investment Ltd.	58,432
13,400	China Pacific Insurance Group Co., Ltd., Class H	47,284

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
202,000	China Petroleum & Chemical Corp., Class H	114,117
30,000	China Power International Development Ltd.	13,399
15,000	China Railway Construction Corp., Ltd., Class H	15,064
31,000	China Railway Group Ltd., Class H	22,386
10,000	China Resources Beer Holdings Co. Ltd.	15,947
12,000	China Resources Cement Holdings Ltd.	2,907
6,000	China Resources Gas Group Ltd.	14,972
14,000	China Resources Land Ltd.	34,599
24,000	China Resources Power Holdings Co., Ltd.	40,825
26,500	China Shenhua Energy Co., Ltd., Class H	40,013
24,000	China South City Holdings Ltd.	4,525
22,000	China Southern Airlines Co., Ltd., Class H	13,341
12,000	China State Construction International Holdings Ltd.	19,378
7,800	China Taiping Insurance Holdings Co., Ltd. (a)	16,466
196,000	China Telecom Corp., Ltd., Class H	92,188
22,000	China Traditional Chinese Medicine Co., Ltd. (a)	12,142
70,000	China Unicom Hong Kong Ltd.	77,554
7,200	China Vanke Co., Ltd., Class H	16,492
12,000	China Zhongwang Holdings Ltd.	5,435
9,900	Chongqing Changan Automobile Co., Ltd., Class B	19,437
18,000	Chongqing Rural Commercial Bank Co., Ltd., Class H	9,213
54,000	CITIC Ltd.	76,429
12,000	CITIC Securities Co., Ltd., Class H	23,346
126,000	CNOOC Ltd.	128,423
30,000	Country Garden Holdings Co., Ltd.	11,628
5,700	CSG Holding Co., Ltd.	4,590
56,000	CSPC Pharmaceutical Group Ltd.	47,360
3,500	Dalian Wanda Commercial Properties Co., Ltd., Class H	16,898
36,000	Datang International Power Generation Co., Ltd., Class H	9,617
6,700	Dazhong Transportation Group Co., Ltd., Class B	7,380
36,000	Dongfeng Motor Group Co., Ltd., Class H	42,856
8,000	ENN Energy Holdings Ltd.	36,072
21,000	Evergrande Real Estate Group Ltd.	13,918
15,000	Far East Horizon Ltd.	11,558
19,576	Fosun International Ltd.	25,936
4,000	Fuyao Glass Industry Group Co., Ltd., Class H (a)	8,146
88,000	GCL-Poly Energy Holdings Ltd. (a)	11,349
60,000	Geely Automobile Holdings Ltd.	25,830
8,000	Golden Eagle Retail Group Ltd.	8,801
130,000	GOME Electrical Appliances Holding Ltd.	18,222
38,000	Great Wall Motor Co., Ltd., Class H	29,339
6,000	Greentown China Holdings Ltd. (a)	4,556
8,700	Guangdong Electric Power Development Co., Ltd., Class B	5,201
32,000	Guangdong Investment Ltd.	40,942
20,000	Guangshen Railway Co., Ltd., Class H	8,511
30,000	Guangzhou Automobile Group Co., Ltd., Class H	25,291

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
2,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	4,444
4,800	Guangzhou R&F Properties Co., Ltd.	5,187
15,000	Haier Electronics Group Co., Ltd.	26,481
6,000	Haitian International Holdings Ltd.	7,297
15,600	Haitong Securities Co., Ltd., Class H	23,757
32,000	Huadian Fuxin Energy Corp., Ltd., Class H	6,279
22,000	Huadian Power International Corp., Ltd., Class H	13,151
54,000	Huaneng Power International, Inc., Class H	44,429
24,000	Huaneng Renewables Corp., Ltd., Class H	5,218
6,600	Huatai Securities Co., Ltd., Class H (a)	12,353
355,000	Industrial & Commercial Bank of China Ltd., Class H	184,757
12,000	Jiangsu Expressway Co., Ltd., Class H	14,439
6,000	Kingboard Chemical Holdings Ltd.	9,226
26,000	Kunlun Energy Co., Ltd.	19,617
6,718	KWG Property Holding Ltd.	4,258
2,100	Lao Feng Xiang Co., Ltd., Class B	7,950
12,000	Lee & Man Paper Manufacturing Ltd.	6,801
2,100	Legend Holdings Corp., Class H (a)	6,392
9,000	Longfor Properties Co., Ltd.	11,498
4,200	New China Life Insurance Co., Ltd., Class H	14,386
12,000	Nine Dragons Paper Holdings Ltd.	7,567
24,000	People’s Insurance Co., Group of China Ltd., Class H (The)	9,627
16,000	PICC Property & Casualty Co., Ltd., Class H	27,369
25,500	Ping An Insurance Group Company of China Ltd., Class H	115,531
80,000	Renhe Commercial Holdings Co., Ltd. (a)	3,373
16,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	10,317
2,400	Shanghai Bailian Group Co., Ltd., Class B	3,862
24,000	Shanghai Electric Group Co., Ltd., Class H	10,651
4,500	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	10,807
3,000	Shanghai Industrial Holdings Ltd.	6,583
1,900	Shanghai Jinjiang International Hotels Development Co., Ltd.	5,798
2,600	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	8,649
1,600	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	3,811
7,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	15,111
8,500	Shengjing Bank Co., Ltd., Class H	9,887
6,000	Shenzhen Expressway Co., Ltd., Class H	4,794
9,544	Shenzhen International Holdings Ltd.	14,995
12,000	Shenzhen Investment Ltd.	4,639
7,000	Shenzhou International Group Holdings Ltd.	37,535
6,000	Shimao Property Holdings Ltd.	8,459
40,000	Sihuan Pharmaceutical Holdings Group Ltd.	5,788
50,000	Sino Biopharmaceutical Ltd.	34,454
12,000	Sinofert Holdings Ltd.	1,619
21,000	Sino-Ocean Land Holdings Ltd.	10,647

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
9,000	Sinopec Engineering Group Co., Ltd., Class H	7,580
18,000	Sinopec Oilfield Service Corp., Class H (a)	3,983
24,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	9,732
12,400	Sinopharm Group Co., Ltd., Class H	44,046
18,000	Sinotrans Ltd., Class H	8,233
10,000	Sunac China Holdings Ltd.	6,229
38,400	Tencent Holdings Ltd.	721,409
20,000	Tianhe Chemicals Group Ltd. (a)	—
6,000	TravelSky Technology Ltd., Class H	9,164
3,600	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	4,713
2,800	Yantai Changyu Pioneer Wine Co., Ltd., Class B	8,774
36,000	Yuexiu Property Co., Ltd.	5,236
9,000	Zhaojin Mining Industry Co., Ltd.	5,130
12,000	Zhejiang Expressway Co., Ltd., Class H	10,524
4,500	Zhuzhou CSR Times Electric Co., Ltd., Class H	23,219
44,000	Zijin Mining Group Co., Ltd., Class H	10,006
7,200	ZTE Corp., Class H	13,084

		5,033,305

	Colombia — 0.2%
3,823	Almacenes Exito S.A.	15,886
1,919	Cemex Latam Holdings S.A. (a)	5,671
14,351	Isagen S.A. ESP	17,182

		38,739

	Czech Republic — 0.3%
2,554	CEZ A/S	42,474
132	Komercni banka A/S	27,758

		70,232

	Egypt — 0.2%
8,820	Commercial International Bank Egypt SAE GDR	35,438
9,001	Talaat Moustafa Group	6,051

		41,489

	Hungary — 0.4%
529	MOL Hungarian Oil & Gas plc	25,721
1,596	OTP Bank plc	33,951
2,189	Richter Gedeon Nyrt	42,720

		102,392

	Indonesia — 5.4%
250,800	Adaro Energy Tbk PT	9,684
457,400	Astra International Tbk PT	217,469
185,900	Bank Central Asia Tbk PT	178,249
142,300	Bank Mandiri Persero Tbk PT	100,493
111,300	Bank Negara Indonesia Persero Tbk PT	40,133
167,600	Bank Rakyat Indonesia Persero Tbk PT	138,224
10,200	Gudang Garam Tbk PT	43,494
27,000	Indocement Tunggal Prakarsa Tbk PT	39,065
29,300	Indofood CBP Sukses Makmur Tbk PT	31,032
246,400	Perusahaan Gas Negara Persero Tbk PT	43,551
58,100	Semen Indonesia Persero Tbk PT	47,155

SHARES	SECURITY DESCRIPTION	VALUE($)
	Indonesia — continued
15,600	Tambang Batubara Bukit Asam Persero Tbk PT	5,095
1,158,400	Telekomunikasi Indonesia Persero Tbk PT	284,201
25,900	Unilever Indonesia Tbk PT	69,476
30,600	United Tractors Tbk PT	39,109
39,000	Vale Indonesia Tbk PT (a)	4,160

		1,290,590

	Malaysia — 5.5%
34,800	AirAsia Bhd	11,962
30,000	AMMB Holdings Bhd	31,592
45,400	Astro Malaysia Holdings Bhd	30,567
62,100	Bumi Armada Bhd	15,652
65,000	Genting Malaysia Bhd	70,158
9,768	Hong Leong Bank Bhd	30,853
82,494	Malayan Banking Bhd	170,856
27,900	MISC Bhd	59,076
52,500	Petronas Chemicals Group Bhd	91,141
5,800	Petronas Dagangan Bhd	35,652
15,000	Petronas Gas Bhd	83,009
13,500	PPB Group Bhd	54,069
48,700	Public Bank Bhd	216,109
12,085	RHB Capital Bhd	15,890
75,600	SapuraKencana Petroleum Bhd	34,622
81,300	Tenaga Nasional Bhd	266,718
24,100	UEM Sunrise Bhd	5,755
21,300	Westports Holdings Bhd	20,863
115,900	YTL Corp. Bhd	43,638
65,100	YTL Power International Bhd	23,066

		1,311,248

	Mexico — 3.9%
4,429	Alpek SAB de CV, Class A	5,714
4,336	Arca Continental SAB de CV	26,048
121	Controladora Comercial Mexicana SAB de CV	217
3,116	El Puerto de Liverpool SAB de CV	37,203
24,462	Fibra Uno Administracion SA de CV REIT	49,011
10,686	Gentera SAB de CV	19,171
2,876	Gruma SAB de CV, Class B	43,352
4,350	Grupo Aeroportuario del Pacifico SAB de CV, Class B	36,634
3,087	Grupo Aeroportuario del Sureste SAB de CV, Class B	42,243
6,390	Grupo Carso SAB de CV	25,838
22,302	Grupo Financiero Banorte SAB de CV, Class O	116,196
19,536	Grupo Financiero Inbursa SAB de CV, Class O	31,527
14,130	Grupo Financiero Santander Mexico SAB de CV, Class B	21,813
7,931	Grupo Lala SAB de CV, Class B	18,794
50,233	Grupo Mexico SAB de CV	97,432
2,574	Industrias Bachoco SAB de CV	9,288
13,933	Kimberly-Clark de Mexico SAB de CV, Class A	33,254
7,959	La Comer SAB de CV (a)	7,108
4,988	Megacable Holdings SAB de CV	18,233
9,654	OHL Mexico SAB de CV (a)	9,043

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Mexico — continued
3,202	Promotora y Operadora de Infraestructura SAB de CV	36,803
96,673	Wal-Mart de Mexico SAB de CV	242,672

		927,594

	Philippines — 3.5%
41,600	Aboitiz Equity Ventures, Inc.	51,149
38,600	Aboitiz Power Corp.	33,788
4,430	Ayala Corp.	63,440
80,000	Ayala Land, Inc.	53,088
24,350	Bank of the Philippine Islands	44,894
22,710	BDO Unibank, Inc.	48,847
78,000	DMCI Holdings, Inc.	18,763
160,200	Energy Development Corp.	18,542
600	Globe Telecom, Inc.	23,576
795	GT Capital Holdings Inc.	21,615
52,590	JG Summit Holdings, Inc.	74,246
7,080	Manila Electric Co.	46,172
194,000	Megaworld Corp.	14,636
21,616	Metropolitan Bank & Trust Co.	32,299
1,750	Philippine Long Distance Telephone Co.	81,771
6,080	Semirara Mining and Power Corp., Class A	15,213
7,080	SM Investments Corp.	123,826
120,200	SM Prime Holdings, Inc.	53,766

		819,631

	Poland — 1.5%
456	Alior Bank S.A. (a)	6,749
858	Asseco Poland S.A.	11,836
4,929	Bank Millennium S.A. (a)	6,524
228	Bank Zachodni WBK S.A. (a)	14,622
370	CCC S.A.	10,850
3,378	Cyfrowy Polsat S.A. (a)	17,809
3,444	Enea S.A.	9,935
4,513	Energa S.A.	15,002
1,214	Eurocash S.A.	16,435
1,074	Grupa Lotos S.A. (a)	6,752
1,542	KGHM Polska Miedz S.A.	21,828
101	mBank S.A. (a)	7,831
11,848	PGE Polska Grupa Energetyczna S.A.	40,271
3,588	Polski Koncern Naftowy Orlen S.A.	55,026
19,788	Polskie Gornictwo Naftowe i Gazownictwo S.A.	25,255
7,099	Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	42,993
4,500	Powszechny Zaklad Ubezpieczen S.A.	35,856
16,746	Tauron Polska Energia S.A.	11,152

		356,726

	Russia — 4.5%
6,726	Aeroflot - Russian Airlines PJSC (a)	4,507
125,581	Gazprom OAO	228,049
5,424	Lukoil PJSC	185,248
17,455	Magnitogorsk Iron & Steel Works OJSC	4,427
1,518	MegaFon GDR	18,219
509	MMC Norilsk Nickel PJSC	59,786
15,772	Mobile TeleSystems PJSC	47,402
11,137	Moscow Exchange MICEX-RTS PJSC	14,219
12,083	Novatek OAO	102,680
10,627	Novolipetsk Steel OAO	9,237
870	PhosAgro OAO GDR	10,309
13,207	Rosneft OAO (a)	47,857
15,903	Rostelecom PJSC (a)	18,239
1,920,348	RusHydro PJSC (a)	16,567
125,091	Sberbank of Russia PJSC (a)	160,862

SHARES	SECURITY DESCRIPTION	VALUE($)
	Russia — continued
1,978	Severstal PAO	16,307
45,433	Sistema JSFC (a)	10,696
84,370	Surgutneftegas OAO (a)	40,933
15,286	Tatneft PAO, Class S (a)	69,050
4,136	Uralkali PJSC (a)	9,477

		1,074,071

	South Africa — 8.0%
4,476	AVI Ltd.	22,458
2,748	Barclays Africa Group Ltd.	25,066
2,628	Barloworld Ltd.	11,775
3,850	Bidvest Group Ltd. (The)	88,908
2,810	Brait S.E. (a)	29,287
438	Capitec Bank Holdings Ltd.	13,340
3,381	Clicks Group Ltd.	18,496
2,196	DataTec Ltd.	5,830
2,743	Discovery Ltd.	22,362
1,567	Exxaro Resources Ltd.	6,064
25,582	FirstRand Ltd.	72,573
4,623	Fortress Income Fund Ltd. REIT	10,099
4,623	Fortress Income Fund Ltd., Class A REIT	4,237
3,158	Foschini Group Ltd. (The)	24,646
18,787	Growthpoint Properties Ltd.	27,092
2,085	Hyprop Investments Ltd.	13,313
2,016	Imperial Holdings Ltd.	15,483
856	JSE Ltd.	6,975
16,587	KAP Industrial Holdings Ltd.	6,163
648	Kumba Iron Ore Ltd.	1,430
876	Liberty Holdings Ltd.	6,176
7,854	Mediclinic International Ltd.	59,721
8,700	MMI Holdings Ltd.	12,463
1,326	Mondi Ltd.	21,941
28,173	MTN Group Ltd.	248,962
1,662	Nedbank Group Ltd.	19,744
23,356	Netcare Ltd.	49,697
4,131	Pick n Pay Holdings Ltd.	6,458
3,219	Pick n Pay Stores Ltd.	11,912
1,789	Pioneer Foods Group Ltd.	14,930
5,170	PPC Ltd.	4,286
564	PSG Group Ltd.	6,492
32,627	Redefine Properties Ltd. REIT	19,590
5,455	Remgro Ltd.	86,506
1,908	Resilient Ltd. REIT	14,251
5,658	RMB Holdings Ltd.	20,209
13,776	Sanlam Ltd.	50,728
316	Santam Ltd.	3,551
6,018	Sappi Ltd. (a)	27,413
6,204	Sasol Ltd.	163,206
6,694	Shoprite Holdings Ltd.	61,811
8,224	Sibanye Gold Ltd.	18,305
2,466	SPAR Group Ltd. (The)	28,517
9,720	Standard Bank Group Ltd.	69,206
39,921	Steinhoff International Holdings NV	191,748
4,944	Telkom SA SOC Ltd.	20,025
2,526	Tiger Brands Ltd.	46,413
1,713	Tongaat Hulett Ltd.	9,618
6,055	Truworths International Ltd.	37,606
5,253	Vodacom Group Ltd.	48,196
14,778	Woolworths Holdings Ltd.	87,438

		1,892,716

	Taiwan — 18.7%
97,000	Advanced Semiconductor Engineering, Inc.	104,195
10,000	Asustek Computer, Inc.	81,070
131,000	AU Optronics Corp.	34,067

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Taiwan — continued
11,000	Catcher Technology Co., Ltd.	81,843
95,000	Cathay Financial Holding Co., Ltd.	103,752
63,390	Chang Hwa Commercial Bank Ltd.	31,767
33,000	Cheng Shin Rubber Industry Co., Ltd.	50,995
6,000	Cheng Uei Precision Industry Co., Ltd.	7,688
8,065	Chicony Electronics Co., Ltd.	16,747
47,000	China Airlines Ltd. (a)	16,001
172,000	China Development Financial Holding Corp.	41,126
74,000	Chunghwa Telecom Co., Ltd.	229,273
66,000	Compal Electronics, Inc.	38,435
197,811	CTBC Financial Holding Co., Ltd.	92,910
92,388	E.Sun Financial Holding Co., Ltd.	47,952
3,000	Eclat Textile Co., Ltd.	42,748
37,000	Eva Airways Corp. (a)	19,482
74,680	Far Eastern New Century Corp.	53,413
30,000	Far EasTone Telecommunications Co., Ltd.	62,003
6,000	Feng TAY Enterprise Co., Ltd.	32,272
112,109	First Financial Holding Co., Ltd.	51,172
65,000	Formosa Chemicals & Fibre Corp.	140,282
27,000	Formosa Petrochemical Corp.	66,828
73,000	Formosa Plastics Corp.	169,770
15,300	Foxconn Technology Co., Ltd.	29,639
88,000	Fubon Financial Holding Co., Ltd.	97,162
212,900	Hon Hai Precision Industry Co., Ltd.	500,870
90,672	Hua Nan Financial Holdings Co., Ltd.	40,462
144,000	Innolux Corp.	41,157
38,000	Inotera Memories, Inc. (a)	32,753
48,000	Inventec Corp.	36,005
2,000	Largan Precision Co., Ltd.	143,547
32,285	Lite-On Technology Corp.	34,351
132,233	Mega Financial Holding Co., Ltd.	84,309
82,000	Nan Ya Plastics Corp.	143,496
5,737	Nanya Technology Corp.	6,889
9,000	Novatek Microelectronics Corp.	37,731
30,000	Pegatron Corp.	68,555
51,000	Pou Chen Corp.	63,838
40,000	Quanta Computer, Inc.	63,758
87,287	Shin Kong Financial Holding Co., Ltd.	16,758
34,165	Siliconware Precision Industries Co., Ltd.	52,908
117,572	SinoPac Financial Holdings Co., Ltd.	31,614
18,000	Synnex Technology International Corp.	16,931
102,000	Taishin Financial Holding Co., Ltd.	33,145
45,621	Taiwan Business Bank (a)	11,025
94,000	Taiwan Cooperative Financial Holding Co., Ltd.	39,080
33,000	Taiwan Mobile Co., Ltd.	99,290
4,000	Taiwan Secom Co., Ltd.	11,147
180,000	Taiwan Semiconductor Manufacturing Co., Ltd.	775,067
36,000	Teco Electric and Machinery Co., Ltd.	28,261
3,000	Transcend Information, Inc.	8,127
92,000	Uni-President Enterprises Corp.	153,846
180,000	United Microelectronics Corp.	70,141
16,000	Wan Hai Lines Ltd.	8,529
121,665	Yuanta Financial Holding Co., Ltd.	37,780
16,000	Yulon Motor Co., Ltd.	14,237

		4,448,199

SHARES	SECURITY DESCRIPTION	VALUE($)
	Thailand — 4.7%
27,500	Advanced Info Service PCL NVDR	130,909
8,000	Airports of Thailand PCL NVDR	85,094
7,500	Bangkok Bank PCL NVDR	32,190
8,300	Bumrungrad Hospital PCL NVDR	51,402
20,200	Central Pattana PCL NVDR	25,445
99,900	CP ALL PCL NVDR	114,609
10,200	Delta Electronics Thailand PCL NVDR	22,793
6,000	Electricity Generating PCL NVDR	28,064
10,200	Glow Energy PCL NVDR	21,987
26,200	Indorama Ventures PCL NVDR	15,581
29,900	Intouch Holdings PCL NVDR	47,215
202,900	IRPC PCL NVDR	24,397
18,300	Kasikornbank PCL NVDR	87,437
59,400	Krung Thai Bank PCL NVDR	29,137
54,200	Land & Houses PCL NVDR	13,430
32,400	PTT Global Chemical PCL NVDR	49,338
16,100	PTT PCL NVDR	107,790
5,550	Siam Cement (The) PCL NVDR	67,556
24,200	Siam Commercial Bank (The) PCL NVDR	88,860
14,400	Thai Oil PCL NVDR	26,136
50,800	Thai Union Frozen Products PCL NVDR	26,332
369,000	TMB Bank PCL NVDR	26,843

		1,122,545

	Turkey — 2.0%
16,091	Akbank TAS	39,322
2,509	Arcelik A/S	13,107
936	Aselsan Elektronik Sanayi Ve Ticaret A/S	5,743
3,535	BIM Birlesik Magazalar AS	59,828
16,500	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	14,450
6,093	Enka Insaat ve Sanayi A/S	9,072
15,264	Eregli Demir ve Celik Fabrikalari TAS	16,023
1,013	Ford Otomotiv Sanayi A/S	11,094
6,948	Haci Omer Sabanci Holding A/S	20,180
7,086	KOC Holding A/S	28,441
510	Koza Altin Isletmeleri A/S	2,173
6,054	Petkim Petrokimya Holding A/S	7,155
1,746	TAV Havalimanlari Holding A/S	10,362
1,733	Tofas Turk Otomobil Fabrikasi A/S	11,985
1,374	Tupras Turkiye Petrol Rafinerileri A/S	34,927
7,761	Turk Hava Yollari AO (a)	19,272
8,364	Turk Telekomunikasyon A/S	15,321
12,583	Turkcell Iletisim Hizmetleri A/S	44,885
16,472	Turkiye Garanti Bankasi A/S	41,626
5,322	Turkiye Halk Bankasi A/S	18,421
11,490	Turkiye Is Bankasi, Class C	18,044
7,851	Turkiye Sise ve Cam Fabrikalari A/S	7,966
8,940	Turkiye Vakiflar Bankasi Tao, Class D	11,459
7,404	Yapi ve Kredi Bankasi A/S	9,334

		470,190

	United Arab Emirates — 0.8%
14,561	Abu Dhabi Commercial Bank PJSC	24,103
32,412	Air Arabia PJSC	10,198
24,951	Aldar Properties PJSC	14,955
56,247	Dana Gas PJSC (a)	6,849
1,834	DP World Ltd.	32,371

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Arab Emirates — continued
6,894	Dubai Investments PJSC	3,166
7,785	Dubai Islamic Bank PJSC	12,246
37,737	Dubai Parks & Resorts PJSC (a)	11,163
16,522	Emaar Malls Group PJSC (a)	10,302
29,639	Emaar Properties PJSC	39,909
8,780	First Gulf Bank PJSC	24,055
8,543	Union National Bank PJSC	7,908
7,900	Union Properties PJSC	1,355

		198,580

	Total Common Stocks (Cost $26,556,116)	20,612,525

Exchange Traded Fund — 10.0%
	India — 10.0%
90,842	iShares MSCI India ETF	2,365,526

	Total Exchange Traded Fund (Cost $2,816,035)	2,365,526

Preferred Stocks — 2.9%
	Brazil — 2.3%
33,580	Banco Bradesco S.A.	152,377
1,812	Braskem S.A.	10,872
3,910	Centrais Eletricas Brasileiras S.A.	9,824
588	Cia de Transmissao de Energia Eletrica Paulista	6,714
12,498	Cia Energetica de Minas Gerais	18,467
1,710	Cia Paranaense de Energia	9,427
30,763	Itau Unibanco Holding S.A.	191,894
35,817	Itausa - Investimentos Itau S.A.	61,608
58,179	Petroleo Brasileiro S.A. (a)	70,400

		531,583

	Chile — 0.1%
4,007	Embotelladora Andina S.A.	11,359
1,123	Sociedad Quimica y Minera de Chile S.A., Class B	17,940

		29,299

	Colombia — 0.1%
3,971	Bancolombia S.A.	29,010

	Russia — 0.4%
18	AK Transneft OAO (a)	45,227
81,660	Surgutneftegas OAO (a)	49,817

		95,044

	Total Preferred Stocks (Cost $1,164,299)	684,936

NUMBER OF RIGHTS
Rights — 0.0% (a) (b)
	Brazil — 0.0%
1,317	Banco Bradesco S.A., Expiring 02/03/2016	—

	Hong Kong — 0.0% (b)
1,680	China Hongqiao Group Ltd., Expiring 02/10/2016	4

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
	Mexico — 0.0%
232	Arca Continental SAB DE CV Rights, Expiring 02/23/2016	—

	Taiwan — 0.0% (b)
115	ECLAT Textile Co., Ltd. Rights, Expiring 02/19/2016	523

	Total Rights (Cost $–)	527

	Total Investments — 99.7% (Cost $30,536,450) †	23,663,514
	Other Assets in Excess of Liabilities — 0.3%	69,151

	NET ASSETS — 100.0%	$23,732,665

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	16.3%
Exchange Traded Fund	10.0
Oil, Gas & Consumable Fuels	6.9
Wireless Telecommunication Services	6.2
Semiconductors & Semiconductor Equipment	5.3
Electronic Equipment & Instruments	3.7
Diversified Telecommunication Services	3.2
Internet Software & Services	3.0
Chemicals	2.9
Food & Staples Retailing	2.7
Electric Utilities	2.7
Insurance	2.6
Diversified Financial Services	2.6
Industrial Conglomerates	2.5
Food Products	2.1
Real Estate Management & Development	2.0
Computers & Peripherals	1.9
Beverages	1.9
Automobiles	1.9
Independent Power Producers & Energy Trader	1.5
Transportation Infrastructure	1.3
Health Care Providers & Services	1.2
Metals & Mining	1.2
Textiles, Apparel & Luxury Goods	1.1
Others (each less than 1.0%)	13.3

Notes to Schedule of Portfolio Investments:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
NVDR	—	Non-Voting Depository Receipts
REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Amount rounds to less than 0.1%.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note A of the Notes to Schedule of Portfolio Investments are $16,811,576 and 71.04%, respectively.

†	At January 31, 2016, the cost of the Fund’s investments was $30,536,450, and the gross unrealized appreciation/(depreciation) were $174,548 and $(7,047,484), respectively.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments are in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instruments are traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.

Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved pricing service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$1,127,940	$—	$—	$1,127,940
Chile	286,338	—	—	286,338
China	8,801	5,010,067	14,437	5,033,305
Colombia	38,739	—	—	38,739
Czech Republic	—	70,232	—	70,232
Egypt	35,438	6,051	—	41,489
Hungary	—	102,392	—	102,392
Indonesia	—	1,290,590	—	1,290,590
Malaysia	35,652	1,275,596	—	1,311,248
Mexico	927,594	—	—	927,594
Philippines	—	819,631	—	819,631
Poland	24,333	332,393	—	356,726
Russia	10,309	1,063,762	—	1,074,071
South Africa	235,419	1,657,297	—	1,892,716
Taiwan	11,147	4,437,052	—	4,448,199
Thailand	—	1,122,545	—	1,122,545
Turkey	—	470,190	—	470,190
United Arab Emirates	7,908	190,672	—	198,580

Total Common Stocks	2,749,618	17,848,470	14,437	20,612,525

Exchange Traded Fund
United States	2,365,526	—	—	2,365,526

Total Exchange Traded Fund	2,365,526	—	—	2,365,526

Preferred Stocks
Brazil	531,583	—	—	531,583
Chile	29,299	—	—	29,299
Colombia	29,010	—	—	29,010
Russia	—	95,044	—	95,044

Total Preferred Stocks	589,892	95,044	—	684,936

Rights
Brazil	—	—	—	—
Hong Kong	4	—	—	4
Mexico	—	—	—	—
Taiwan	523	—	—	523

Total Rights	527	—	—	527

Total Investments in Securities	$5,705,563	$17,943,514	$14,437	$23,663,514

Transfers from level 2 to level 1 in the amount of $244,204 are due to not applying the fair value as of January 31, 2016. Transfers from level 1 to level 2 in the amount of $329,930 are due to applying the fair value as of January 31, 2016.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
	Austria — 0.7%
262	ANDRITZ AG	12,183
1,308	OMV AG	33,668
659	voestalpine AG	17,331

		63,182

	Belgium — 2.6%
315	Ageas	12,792
315	Anheuser-Busch InBev NV	39,616
588	bpost S.A.	13,949
555	Colruyt S.A.	29,676
211	Delhaize Group	22,146
158	Groupe Bruxelles Lambert S.A.	12,012
215	KBC Groep NV	12,321
1,679	Proximus SADP	58,039
301	Solvay S.A.	24,936
764	Umicore S.A.	28,088

		253,575

	Denmark — 3.2%
10	AP Moeller - Maersk A/S, Class B	12,866
264	Chr. Hansen Holding A/S	16,164
473	DSV A/S	18,407
463	ISS A/S	16,369
2,314	Novo Nordisk A/S, Class B	129,280
5,754	TDC A/S	24,710
596	Tryg A/S	11,396
1,145	Vestas Wind Systems A/S	74,922
72	William Demant Holding A/S (a)	6,347

		310,461

	Finland — 4.1%
172	Elisa OYJ	6,230
3,094	Fortum OYJ	48,651
768	Kone OYJ, Class B	33,757
657	Metso OYJ	13,556
2,205	Neste OYJ	69,081
9,398	Nokia OYJ	67,698
344	Orion OYJ, Class B	11,349
1,132	Sampo OYJ, Class A	54,816
3,166	Stora Enso OYJ, Class R	25,802
2,336	UPM-Kymmene OYJ	38,069
719	Wartsila OYJ Abp	32,295

		401,304

	France — 14.1%
121	Aeroports de Paris	13,707
276	Air Liquide S.A.	28,541
102	Arkema S.A.	6,371
774	Atos SE	61,187
536	AXA S.A.	13,246
217	BNP Paribas S.A.	10,279
416	Bouygues S.A.	16,284
377	Bureau Veritas S.A.	7,182
1,016	Cap Gemini S.A.	92,842
985	Carrefour S.A.	28,034
113	Christian Dior SE	19,111
276	Cie Generale des Etablissements Michelin	25,180
715	CNP Assurances	9,561
723	Credit Agricole S.A.	7,215
403	Danone S.A.	27,757
754	Dassault Systemes	58,279
260	Eiffage S.A.	17,855
2,914	Electricite de France S.A.	38,105

SHARES	SECURITY DESCRIPTION	VALUE($)
	France — continued
2,852	Engie S.A.	45,505
281	Essilor International S.A.	34,861
938	Eutelsat Communications S.A.	30,316
152	Fonciere Des Regions REIT	12,914
25	Gecina S.A. REIT	3,214
174	Imerys S.A.	10,768
164	Ingenico Group S.A.	19,359
704	Lagardere SCA	20,006
416	Legrand S.A.	22,914
209	L’Oreal S.A.	35,723
152	LVMH Moet Hennessy Louis Vuitton SE	24,449
2,989	Natixis S.A.	14,624
5,438	Orange S.A.	96,554
622	Publicis Groupe S.A.	37,310
559	Sanofi	46,487
209	Schneider Electric SE	11,151
340	SCOR SE	11,852
152	Societe BIC S.A.	24,756
962	Societe Television Francaise 1	10,819
389	Sodexo S.A.	38,098
45	STMicroelectronics NV	294
1,163	Technip S.A.	54,189
256	Thales S.A.	19,485
2,672	TOTAL S.A.	118,692
49	Unibail-Rodamco SE REIT	12,351
313	Valeo S.A.	40,671
2,304	Veolia Environnement S.A.	55,547
258	Vinci S.A.	17,479
1,282	Vivendi S.A.	27,871

		1,378,995

	Germany — 11.3%
80	Allianz SE	12,947
223	Axel Springer SE	11,612
1,071	BASF SE	71,385
209	Bayer AG	23,522
350	Bayerische Motoren Werke AG	29,150
575	Brenntag AG	28,214
115	Continental AG	24,132
459	Daimler AG	32,136
154	Deutsche Boerse AG	13,141
569	Deutsche Post AG	13,791
500	Deutsche Wohnen AG	13,182
919	Evonik Industries AG	28,371
156	Fielmann AG	11,770
266	Fraport AG Frankfurt Airport Services Worldwide	16,133
702	Fresenius Medical Care AG & Co., KGaA	62,345
1,130	Fresenius SE & Co., KGaA	74,984
149	Hannover Rueck SE	15,681
168	HOCHTIEF AG	15,430
221	HUGO BOSS AG	17,601
6,075	Infineon Technologies AG	81,292
973	K+S AG	20,570
192	Linde AG	26,126
92	MAN SE	9,296
610	Merck KGaA	53,114
170	MTU Aero Engines AG	15,608
68	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	13,102
532	ProSiebenSat.1 Media SE	26,581
3,000	SAP SE	239,054

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
166	Siemens AG	15,911
539	Symrise AG	34,954
371	Talanx AG	10,720
979	Telefonica Deutschland Holding AG	4,856
643	United Internet AG	33,277

		1,099,988

	Ireland — 0.4%
203	DCC plc	15,672
200	Ryanair Holdings plc ADR	15,670
369	Smurfit Kappa Group plc	8,006

		39,348

	Italy — 2.9%
706	Atlantia SpA	18,499
6,249	Eni SpA	90,686
1,345	Mediobanca SpA	10,779
12,754	Snam SpA	71,561
14,894	Terna Rete Elettrica Nazionale SpA	79,816
4,996	UnipolSai SpA	10,616

		281,957

	Luxembourg — 0.4%
131	RTL Group S.A.	10,611
1,081	SES S.A. ADR	28,265

		38,876

	Netherlands — 3.8%
442	Akzo Nobel NV	28,353
936	ASML Holding NV	85,907
354	Boskalis Westminster	13,945
303	Heineken Holding NV	23,188
242	Heineken NV	21,013
1,828	Koninklijke Ahold NV	41,349
520	Koninklijke Philips NV	13,847
416	NN Group NV	14,094
229	OCI NV (a)	4,144
35	Randstad Holding NV	1,907
3,045	RELX NV	50,810
860	Unilever NV	38,094
1,118	Wolters Kluwer NV	38,072

		374,723

	Norway — 2.5%
1,593	DNB ASA	19,221
817	Gjensidige Forsikring ASA	13,000
2,017	Marine Harvest ASA	27,490
2,226	Orkla ASA	18,034
3,966	Statoil ASA	54,269
4,732	Telenor ASA	77,189
979	Yara International ASA	37,114

		246,317

	Portugal — 0.7%
16,387	EDP - Energias de Portugal S.A.	57,224
786	Galp Energia SGPS S.A.	9,326

		66,550

	Spain — 7.7%
1,138	Abertis Infraestructuras S.A.	16,954
197	Acciona S.A.	15,134
2,490	Acerinox S.A.	22,457
502	ACS Actividades de Construccion y Servicios S.A.	12,754
520	Amadeus IT Holding S.A., Class A	21,236
995	Banco Bilbao Vizcaya Argentaria S.A.	6,404
1,261	Banco Santander S.A.	5,404
2,310	Enagas S.A.	67,189
3,133	Endesa S.A.	60,652
1,085	Ferrovial S.A.	23,775

SHARES	SECURITY DESCRIPTION	VALUE($)
	Spain — continued
2,949	Gas Natural SDG S.A.	57,930
742	Grifols S.A.	15,486
29,749	Iberdrola S.A.	209,113
2,674	Mapfre S.A.	6,006
772	Red Electrica Corp. S.A.	62,504
5,010	Repsol S.A.	51,946
9,175	Telefonica S.A.	96,837

		751,781

	Sweden — 7.3%
719	Alfa Laval AB	12,396
1,544	Assa Abloy AB, Class B	32,725
1,179	Atlas Copco AB, Class A	25,239
1,882	Boliden AB	26,184
905	Hennes & Mauritz AB, Class B	29,636
332	Hexagon AB, Class B	11,071
719	Industrivarden AB, Class C	11,387
418	Investment AB Kinnevik, Class B	10,783
485	Investor AB, Class B	16,247
2,899	Nordea Bank AB	29,192
1,415	Sandvik AB	11,841
1,425	Securitas AB, Class B	21,005
1,274	Skandinaviska Enskilda Banken AB, Class A	12,279
1,108	Skanska AB, Class B	21,377
815	SKF AB, Class B	12,430
3,018	Svenska Cellulosa AB SCA, Class B	89,446
2,574	Svenska Handelsbanken AB, Class A	32,387
2,248	Swedbank AB, Class A	47,148
1,853	Tele2 AB, Class B	15,408
13,879	Telefonaktiebolaget LM Ericsson, Class B	123,281
22,697	TeliaSonera AB	107,198
952	Trelleborg AB, Class B	16,432

		715,092

	Switzerland — 10.8%
842	ABB Ltd.	14,550
125	Baloise Holding AG	15,323
12	Banque Cantonale Vaudoise	7,245
2	Chocoladefabriken Lindt & Spruengli AG	11,719
1,439	Clariant AG	23,498
61	EMS-Chemie Holding AG	25,604
16	Galenica AG	22,355
106	Geberit AG	37,574
18	Givaudan S.A.	33,708
20	Helvetia Holding AG	10,422
121	Kuehne + Nagel International AG	16,014
149	Lonza Group AG	22,827
1,003	Nestle S.A.	73,894
2,600	Novartis AG	201,431
106	Pargesa Holding S.A.	6,178
23	Partners Group Holding AG	8,295
129	PSP Swiss Property AG	10,993
672	Roche Holding AG	174,064
149	Schindler Holding AG	22,834
14	SGS S.A.	27,208
72	Sonova Holding AG	8,648
102	Swiss Life Holding AG	26,001
172	Swiss Prime Site AG	13,765
145	Swiss Re AG	13,498
354	Swisscom AG	176,088
92	Syngenta AG	33,876
47	Zurich Insurance Group AG	10,418

		1,048,030

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — 25.8%
1,740	3i Group plc	11,032
545	Admiral Group plc	13,847
4,783	AMEC Foster Wheeler plc	28,318
2,232	BAE Systems plc	16,508
512	Berkeley Group Holdings plc	25,885
1,835	BHP Billiton plc	17,818
11,342	BP plc	61,250
2,226	British American Tobacco plc	124,041
1,284	British Land Co., plc (The) REIT	13,602
6,849	BT Group plc, Class A	47,666
1,388	Bunzl plc	37,133
878	Capita plc	14,779
1,077	Capital & Counties Properties plc	5,699
4,275	Compass Group plc	73,573
362	Croda International plc	14,784
281	Daily Mail & General Trust plc, Class A	2,721
227	Derwent London plc REIT	10,528
2,248	Direct Line Insurance Group plc	12,075
1,751	Dixons Carphone plc	11,876
2,615	DS Smith plc	13,682
747	easyJet plc	16,559
932	Experian plc	15,899
1,843	G4S plc	5,983
9,151	GlaxoSmithKline plc	188,515
1,616	Hammerson plc REIT	13,500
1,409	Howden Joinery Group plc	10,092
1,616	HSBC Holdings plc	11,397
592	ICAP plc	4,095
987	IMI plc	11,397
586	Imperial Brands plc	31,730
672	Inchcape plc	6,910
530	Inmarsat plc	8,345
2,519	Intu Properties plc REIT	10,780
9,775	ITV plc	37,369
2,267	John Wood Group plc	20,955
748	Johnson Matthey plc	26,460
7,953	Kingfisher plc	37,217
1,102	Land Securities Group plc REIT	17,283
5,846	Legal & General Group plc	20,405
412	London Stock Exchange Group plc	14,589
7,900	Marks & Spencer Group plc	47,968
2,091	Meggitt plc	10,875
452	Melrose Industries plc	1,927
1,540	Mondi plc	25,107
9,628	National Grid plc	135,647
979	Next plc	97,036
9,208	Old Mutual plc	22,464
252	Provident Financial plc	10,600
688	Prudential plc	13,517
1,022	Reckitt Benckiser Group plc	90,898
2,860	RELX plc	50,320
1,128	Rentokil Initial plc	2,526
2,416	Rexam plc	20,716
61	Rightmove plc	3,481
876	Rio Tinto plc	21,482
4,331	Royal Dutch Shell plc, Class B	94,364
2,232	Royal Mail plc	14,674
6,339	Sage Group plc (The)	56,507
6,423	Seadrill Ltd. (a)	13,851
2,559	Segro plc REIT	16,059
139	Severn Trent plc	4,362
2,461	Sky plc	38,078

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — continued
4,003	Smith & Nephew plc	66,681
1,032	Smiths Group plc	13,962
440	Standard Chartered plc	2,968
5,872	Taylor Wimpey plc	16,191
534	Travis Perkins plc	13,972
2,750	Unilever plc	120,904
2,731	United Utilities Group plc	37,365
74,809	Vodafone Group plc	240,463
821	Whitbread plc	47,052
7,834	William Hill plc	43,613
2,682	WPP plc	58,328

		2,520,255

	Total Common Stocks (Cost $9,848,355)	9,590,434

Preferred Stocks — 0.7%
	Germany — 0.7%
401	FUCHS PETROLUB SE	16,446
526	Henkel AG & Co., KGaA	55,888
25	Porsche Automobil Holding SE	1,134

	Total Preferred Stocks (Cost $78,526)	73,468

	Total Investments — 99.0% (Cost $9,926,881)	9,663,902
	Other Assets in Excess of Liabilities — 1.0%	93,403

	NET ASSETS — 100.0%	$9,757,305

Percentages indicated are based on net assets.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	8.8%
Diversified Telecommunication Services	7.3
Oil, Gas & Consumable Fuels	6.6
Electric Utilities	5.9
Chemicals	4.7
Media	4.0
Insurance	3.8
Software	3.7
Food Products	2.9
Wireless Telecommunication Services	2.6
Multi-Utilities	2.4
Household Products	2.4
Commercial Banks	2.1
Hotels, Restaurants & Leisure	2.1
Gas Utilities	2.0
Machinery	2.0
Communications Equipment	2.0
Energy Equipment & Services	2.0
Semiconductors & Semiconductor Equipment	1.9
Trading Companies & Distributors	1.8
Tobacco	1.6
Multiline Retail	1.5
Construction & Engineering	1.4
Commercial Services & Supplies	1.4
Health Care Providers & Services	1.4
Metals & Mining	1.4
Electrical Equipment	1.3
Food & Staples Retailing	1.3
Health Care Equipment & Supplies	1.2
IT Services	1.1
Auto Components	1.1
Real Estate Investment Trusts (REITs)	1.0
Others (each less than 1.0%)	13.3

Notes to Schedule of Portfolio Investments:

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note A of the Notes to Schedule of Portfolio Investments are $9,610,138 and 99.44%, respectively.

†	At January 31, 2016, the cost of the Fund’s investments was $9,926,881, and the unrealized appreciation/(depreciation) were $124,218 and $(387,197), respectively.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments are in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instruments are traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.

Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved pricing service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$63,182	$—	$63,182
Belgium	—	253,575	—	253,575
Denmark	—	310,461	—	310,461
Finland	—	401,304	—	401,304
France	—	1,378,995	—	1,378,995
Germany	—	1,099,988	—	1,099,988
Ireland	15,670	23,678	—	39,348
Italy	—	281,957	—	281,957
Luxembourg	—	38,876	—	38,876
Netherlands	38,094	336,629	—	374,723
Norway	—	246,317	—	246,317
Portugal	—	66,550	—	66,550
Spain	—	751,781	—	751,781
Sweden	—	715,092	—	715,092
Switzerland	—	1,048,030	—	1,048,030
United Kingdom	—	2,520,255	—	2,520,255

Total Common Stocks	53,764	9,536,670	—	9,590,434

Preferred Stocks
Germany	—	73,468	—	73,468

Total Preferred Stocks	—	73,468	—	73,468

Total Investments in Securities	$53,764	$9,610,138	$—	$9,663,902

There were no significant transfers among any levels during the period ended January 31, 2016.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.6%
	Australia — 9.2%
13,725	AGL Energy Ltd.	183,039
20,825	Amcor Ltd.	198,586
7,803	Ansell Ltd.	112,143
23,980	APA Group	146,185
26,298	Asciano Ltd.	166,720
3,606	ASX Ltd.	109,074
40,076	Aurizon Holdings Ltd.	105,972
18,553	Boral Ltd.	74,447
25,781	Brambles Ltd.	205,948
5,927	Caltex Australia Ltd.	158,503
2,431	Cochlear Ltd.	162,937
1,650	Crown Resorts Ltd.	14,553
3,458	CSL Ltd.	257,583
32,152	CSR Ltd.	58,720
19,187	Dexus Property Group REIT	101,198
3,193	Flight Centre Travel Group Ltd.	89,232
53,795	GPT Group REIT (The)	188,179
22,110	Harvey Norman Holdings Ltd.	70,503
53,982	Incitec Pivot Ltd.	120,324
27,810	Mirvac Group REIT	37,972
7,820	Orica Ltd.	79,693
30,631	Origin Energy Ltd.	90,657
23,049	Qantas Airways Ltd. (a)	64,095
3,201	Ramsay Health Care Ltd.	138,975
2,314	Rio Tinto Ltd.	65,347
67,721	Scentre Group REIT	211,544
8,965	Sonic Healthcare Ltd.	118,189
38,495	South32 Ltd. (a)	27,019
21,499	Star Entertainment Grp Ltd.	82,985
11,348	Suncorp Group Ltd.	94,671
37,229	Sydney Airport	175,307
39,732	Tabcorp Holdings Ltd.	130,617
41,712	Tatts Group Ltd.	124,082
49,690	Telstra Corp. Ltd.	200,218
27,212	Transurban Group	209,796
8,405	Wesfarmers Ltd.	253,603
6,099	Woodside Petroleum Ltd.	122,921
9,211	WorleyParsons Ltd.	22,599

		4,774,136

	Austria — 0.2%
3,960	OMV AG	101,931

	Belgium — 1.0%
939	Ageas	38,133
1,891	Colruyt S.A.	101,110
805	Delhaize Group S.A.	84,492
1,001	Groupe Bruxelles Lambert S.A.	76,104
3,432	Proximus SADP	118,634
999	Solvay S.A.	82,760
423	UCB S.A.	36,167

		537,400

	Canada — 2.4%
1,232	Agrium, Inc.	107,573
3,238	BCE, Inc.	130,431
1,177	Canadian Tire Corp., Ltd., Class A	95,906
4,030	Fortis, Inc.	117,111
5,159	Husky Energy, Inc. (a)	51,336
2,901	Imperial Oil Ltd.	88,941
955	Loblaw Cos., Ltd.	44,849
728	Magna International, Inc.	25,292

SHARES	SECURITY DESCRIPTION	VALUE($)
	Canada — continued
4,719	Metro, Inc., Class A	139,492
1,367	National Bank of Canada	39,003
3,000	Potash Corp of Saskatchewan, Inc.	48,911
3,336	RioCan REIT	58,914
3,499	Rogers Communications, Inc., Class B	119,814
5,126	Shaw Communications, Inc., Class B	88,732
3,148	TransCanada Corp.	109,323

		1,265,628

	Denmark — 0.6%
275	Carlsberg A/S, Class B	23,184
1,488	Chr. Hansen Holding A/S	91,106
1,966	DSV A/S	76,510
1,551	H Lundbeck A/S (a)	50,377
14,015	TDC A/S (a)	60,187

		301,364

	Finland — 0.9%
5,086	Fortum OYJ	79,974
5,599	Neste OYJ	175,412
2,893	Nokia OYJ	20,840
2,222	Sampo OYJ, Class A	107,598
4,334	Stora Enso OYJ, Class R	35,321
2,597	UPM-Kymmene OYJ	42,322

		461,467

	France — 4.1%
1,628	Atos SE	128,699
1,729	Capital Gemini S.A.	157,996
1,321	Casino Guichard Perrachon S.A.	59,879
517	Christian Dior SE	87,438
2,033	Dassault Systemes	157,137
966	Essilor International S.A.	119,843
3,785	Eutelsat Communications S.A.	122,329
124	Iliad S.A.	31,094
669	Ingenico S.A.	78,972
2,631	Lagardere SCA	74,767
203	L’Oreal S.A.	34,698
4,426	Orange S.A.	78,586
638	Pernod Ricard S.A.	74,667
1,243	Publicis Groupe S.A.	74,561
1,146	Sanofi S.A.	95,302
1,596	SCOR SE	55,633
1,023	Sodexo S.A.	100,191
4,919	STMicroelectronics NV	32,136
3,275	Suez Environnement Co.	60,710
1,794	Thales S.A.	136,549
2,044	TOTAL S.A.	90,796
870	Valeo S.A.	113,046
2,277	Veolia Environnement S.A.	54,896
387	Vinci S.A.	26,218
4,860	Vivendi S.A.	105,656

		2,151,799

	Germany — 3.0%
661	BASF SE	44,058
915	Bayerische Motoren Werke AG	76,205
1,199	Beiersdorf AG	110,660
2,981	Evonik Industries AG	92,029
1,408	Fraport AG Frankfurt Airport Services Worldwide	85,397
1,760	Fresenius Medical Care AG & Co., KGaA	156,306
2,270	Fresenius SE & Co., KGaA	150,632
1,377	Hannover Rueck SE	144,925

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
233	HUGO BOSS AG	18,557
9,946	Infineon Technologies AG	133,091
726	Linde AG	98,790
1,320	Merck KGaA	114,935
1,553	SAP SE	123,750
1,087	Symrise AG	70,491
2,850	United Internet AG	147,497

		1,567,323

	Greece — 0.1%
6,479	Hellenic Telecommunications Organization S.A.	56,412

	Hong Kong — 4.0%
32,000	Cathay Pacific Airways Ltd.	50,504
19,000	Cheung Kong Infrastructure Holdings Ltd.	178,704
10,260	Cheung Kong Property Holdings Ltd.	55,613
18,760	CK Hutchison Holdings Ltd.	234,401
19,500	CLP Holdings Ltd.	163,802
9,800	Hang Seng Bank Ltd.	162,951
86,700	Hong Kong & China Gas Co., Ltd.	152,613
6,000	Johnson Electric Holdings Ltd.	17,749
33,500	Link REIT	192,189
33,000	MTR Corp., Ltd.	149,409
70,000	New World Development Co., Ltd.	57,303
154,000	PCCW Ltd.	92,377
22,000	Power Assets Holdings Ltd.	201,087
1,606,000	Semiconductor Manufacturing International Corp. (a)	139,454
11,500	Swire Pacific Ltd., Class A	110,938
66,000	Xinyi Glass Holdings Ltd.	33,611
250,000	Xinyi Solar Holdings Ltd.	80,344

		2,073,049

	Israel — 0.2%
1,639	Check Point Software Technologies Ltd. (a)	129,170

	Italy — 0.9%
53,088	Enel Green Power SpA	104,049
6,802	Eni SpA	98,711
26,279	Parmalat SpA	68,277
15,565	Snam SpA	87,333
23,518	Terna Rete Elettrica Nazionale SpA	126,032

		484,402

	Japan — 21.6%
8,000	Ajinomoto Co., Inc.	190,273
55,000	ANA Holdings Co., Ltd.	161,428
43,000	Aozora Bank Ltd.	144,029
2,000	Bank of Kyoto Ltd. (The)	15,515
27,000	Bank of Yokohama Ltd. (The)	144,010
8,800	Brother Industries Ltd.	88,930
5,500	Canon, Inc.	153,683
5,000	Capcom Co., Ltd.	110,807
200	Central Japan Railway Co.	37,123
22,000	Chiba Bank Ltd. (The)	136,088
7,700	Chubu Electric Power Co., Inc.	98,895
8,000	Chugoku Electric Power Co., Inc.	106,657
5,500	Cosmo Energy Holdings Co., Ltd.	60,642
9,800	Daicel Corp.	144,169
8,200	Daiichi Sankyo Co., Ltd.	170,732
30,000	DIC Corp.	77,307
7,000	Dowa Holdings Co., Ltd.	47,474
2,000	East Japan Railway Co.	183,836
4,400	Electric Power Development Co., Ltd.	148,452

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
3,500	FamilyMart Co., Ltd.	163,787
21,000	Fuji Electric Co., Ltd.	73,005
4,200	FUJIFILM Holdings Corp.	162,279
15,000	Fujikura Ltd.	73,476
25,000	Fukuoka Financial Group, Inc.	106,099
5,000	Hankyu Hanshin Holdings, Inc.	31,193
1,600	Hikari Tsushin, Inc.	105,618
5,600	Hokkaido Electric Power Co., Inc. (a)	52,176
6,600	Hokuriku Electric Power Co.	93,401
2,900	Ibiden Co., Ltd.	40,851
5,500	Idemitsu Kosan Co., Ltd.	82,494
13,700	Inpex Corp.	121,977
13,500	ITOCHU Corp.	158,665
4,600	Japan Airlines Co., Ltd.	172,653
3,300	Japan Petroleum Exploration Co., Ltd.	85,720
40,800	JX Holdings, Inc.	155,815
17,000	Kaneka Corp.	162,695
56,000	Kawasaki Kisen Kaisha Ltd.	100,533
7,600	KDDI Corp.	192,452
10,000	Keisei Electric Railway Co., Ltd.	132,941
1,600	Konami Holdings Corp.	37,051
14,000	Konica Minolta, Inc.	118,006
10,900	Kuraray Co., Ltd.	131,478
7,000	Kyowa Hakko Kirin Co., Ltd.	101,479
900	Mabuchi Motor Co., Ltd.	48,590
28,300	Marubeni Corp.	135,355
700	MEIJI Holdings Co., Ltd.	58,757
8,900	Mitsubishi Corp.	142,666
9,000	Mitsubishi Tanabe Pharma Corp.	147,887
15,000	Mitsui OSK Lines Ltd.	29,722
54,200	Mizuho Financial Group, Inc.	93,778
1,900	Mochida Pharmaceutical Co., Ltd.	146,942
8,000	NH Foods Ltd.	155,234
9,000	Nippon Kayaku Co., Ltd.	96,423
5,400	Nippon Paper Industries Co., Ltd.	86,747
1,500	Nippon Shokubai Co., Ltd.	98,046
4,500	Nippon Telegraph & Telephone Corp.	191,577
7,700	Nippon Television Holdings, Inc.	143,067
9,900	Nipro Corp.	98,438
7,500	Nissan Motor Co., Ltd.	74,593
1,400	Nissin Foods Holdings Co., Ltd.	71,366
800	Nomura Research Institute Ltd.	29,031
3,600	NTT Data Corp.	173,463
8,500	NTT DOCOMO, Inc.	188,515
7,000	Oji Holdings Corp.	28,270
43,000	Osaka Gas Co., Ltd.	163,092
1,900	Otsuka Corp.	94,257
5,300	Otsuka Holdings Co., Ltd.	178,300
31,900	Resona Holdings, Inc.	146,701
10,800	Ricoh Co., Ltd.	104,420
1,500	Rohm Co., Ltd.	68,169
1,500	Sankyo Co., Ltd.	57,366
1,600	Sawai Pharmaceutical Co., Ltd.	110,957
11,000	SCREEN Holdings Co., Ltd.	85,605
7,700	Sekisui Chemical Co., Ltd.	94,110
11,000	Sekisui House Ltd.	173,151
28,600	Seven Bank Ltd.	121,807
1,200	Shimamura Co., Ltd.	134,233
600	Shionogi & Co., Ltd.	26,184
22,000	Showa Denko K.K.	24,106
15,400	Showa Shell Sekiyu K.K.	125,691
3,500	SoftBank Group Corp.	154,124
39,900	Sojitz Corp.	86,182
2,500	Square Enix Holdings Co., Ltd.	60,076
31,000	Sumitomo Osaka Cement Co., Ltd.	126,359
2,300	Suzuken Co., Ltd.	79,557

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
1,100	Taisho Pharmaceutical Holdings Co., Ltd.	74,160
3,600	Takeda Pharmaceutical Co., Ltd.	174,326
14,000	Teijin Ltd.	51,295
12,100	Tohoku Electric Power Co., Inc.	151,955
6,600	Tokyo Broadcasting System Holdings Inc.	100,524
18,500	Tokyo Electric Power Co., Inc. (a)	92,961
13,000	TonenGeneral Sekiyu K.K.	105,979
16,000	Toppan Printing Co., Ltd.	139,230
13,000	Tosoh Corp.	62,910
4,400	Toyo Suisan Kaisha Ltd.	152,375
3,000	Toyota Industries Corp.	150,571
3,900	Toyota Motor Corp.	234,895
4,400	Tsumura & Co.	119,854
47,000	Ube Industries Ltd.	91,541
2,500	West Japan Railway Co.	161,972
4,800	Yokohama Rubber Co., Ltd. (The)	71,960

		11,265,316

	Netherlands — 1.4%
548	Boskalis Westminster	21,587
671	Gemalto NV	40,321
1,277	Heineken Holding NV	97,726
6,193	Koninklijke Ahold NV	140,083
21,072	Koninklijke KPN NV	81,541
1,054	NN Group NV	35,708
5,995	RELX NV	100,035
3,411	Royal Dutch Shell plc, Class A	74,515
4,368	Wolters Kluwer NV	148,745

		740,261

	New Zealand — 0.4%
14,882	Contact Energy Ltd.	44,484
66,033	Spark New Zealand Ltd.	144,438

		188,922

	Norway — 1.0%
9,084	Marine Harvest ASA	123,808
9,667	Orkla ASA	78,317
6,143	Statoil ASA	84,058
6,347	Telenor ASA	103,534
2,743	Yara International ASA	103,986

		493,703

	Portugal — 0.2%
32,241	EDP - Energias de Portugal S.A.	112,587

	Singapore — 2.2%
19,200	Ascendas Real Estate Investment Trust REIT	31,482
57,600	CapitaLand Mall Trust REIT	80,927
27,700	ComfortDelGro Corp., Ltd.	55,352
9,500	DBS Group Holdings Ltd.	94,443
319,000	Golden Agri-Resources Ltd.	83,564
132,000	Hutchison Port Holdings Trust, Class U	63,070
30,600	Keppel Corp., Ltd.	109,128
44,500	Sembcorp Industries Ltd.	79,299
11,000	Singapore Airlines Ltd.	85,575
44,000	Singapore Press Holdings Ltd.	110,446
79,400	Singapore Telecommunications Ltd.	196,884
9,800	Venture Corp., Ltd.	53,692
53,800	Wilmar International Ltd.	108,775

		1,152,637

SHARES	SECURITY DESCRIPTION	VALUE($)
	South Korea — 8.8%
2,411	Celltrion, Inc. (a)	227,820
375	CJ CheilJedang Corp.	129,094
448	CJ Corp.	110,691
1,794	GS Holdings Corp.	75,938
2,835	Hankook Tire Co., Ltd.	110,560
259	Hanmi Pharm Co., Ltd. (a)	153,958
915	Hanmi Science Co., Ltd. (a)	122,108
2,365	Hanon Systems	105,765
5,563	Hanwha Chemical Corp.	122,392
969	Hyundai Mobis Co., Ltd.	210,516
2,519	Hyundai Steel Co.	103,543
8,076	Industrial Bank of Korea	78,139
1,417	Kakao Corp.	130,358
2,203	Kia Motors Corp.	83,643
4,712	Korea Electric Power Corp.	206,849
2,497	Korea Gas Corp.	78,349
217	Korea Zinc Co., Ltd.	79,220
2,368	Korean Air Lines Co., Ltd. (a)	49,262
5,799	KT Corp.	133,704
1,802	KT&G Corp.	155,565
7,790	LG Display Co., Ltd.	143,176
1,390	LG Electronics, Inc.	67,771
14,500	LG Uplus Corp.	117,598
514	Lotte Chemical Corp.	119,546
405	Lotte Shopping Co., Ltd.	80,567
366	NAVER Corp.	192,981
1,004	POSCO	150,488
249	Samsung Electronics Co., Ltd.	240,896
1,221	Samsung Fine Chemicals Co., Ltd.	38,646
456	Samsung SDS Co., Ltd.	84,982
132	Shinsegae Co., Ltd.	23,516
811	SK Holdings Co., Ltd.	160,402
6,722	SK Hynix, Inc.	155,150
1,528	SK Innovation Co., Ltd.	168,865
785	SK Telecom Co., Ltd.	137,698
2,013	SKC Co., Ltd.	52,427
1,881	S-Oil Corp.	123,839
5,558	Woori Bank	41,082

		4,567,104

	Spain — 2.0%
55	Acciona S.A.	4,225
3,300	Acerinox S.A.	29,762
2,599	ACS Actividades de Construccion y Servicios S.A.	66,029
3,710	Enagas S.A.	107,909
5,799	Endesa S.A.	112,264
5,327	Ferrovial S.A.	116,729
5,279	Gas Natural SDG S.A.	103,700
4,664	Grifols S.A.	97,343
17,163	Iberdrola S.A.	120,643
1,342	Red Electrica Corp. S.A.	108,653
6,443	Repsol S.A.	66,804
8,105	Telefonica S.A.	85,543

		1,019,604

	Sweden — 2.6%
1,247	Autoliv, Inc.	128,167
6,897	Boliden AB	95,955
1,202	Getinge AB, Class B	26,476
1,953	Hexagon AB, Class B	65,125
3,036	Investor AB, Class B	101,698
11,451	Securitas AB, Class B	168,789
6,600	Skanska AB, Class B	127,338

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Sweden — continued
5,280	Svenska Cellulosa AB SCA, Class B	156,487
7,689	Svenska Handelsbanken AB, Class A	96,746
2,571	Swedish Match AB	91,457
11,243	Tele2 AB, Class B	93,490
2,246	Telefonaktiebolaget LM Ericsson, Class B	19,950
18,975	TeliaSonera AB	89,619
5,778	Trelleborg AB, Class B	99,733

		1,361,030

	Switzerland — 2.0%
906	Baloise Holding AG	111,062
5,262	Clariant AG	85,925
2,387	Garmin Ltd.	83,975
77	Givaudan S.A.	144,197
233	Kuehne & Nagel International AG	30,837
1,012	Lonza Group AG	155,038
1,353	Novartis AG	104,822
730	Sonova Holding AG	87,685
279	Swiss Life Holding AG	71,118
382	Swiss Prime Site AG	30,571
253	Swisscom AG	125,848

		1,031,078

	United Kingdom — 4.5%
7,262	AMEC plc	42,996
6,684	Antofagasta plc	36,476
6,904	Barratt Developments plc	59,221
730	Berkeley Group Holdings plc	36,906
10,757	BP plc	58,091
6,966	British Land Co., plc (The) REIT	73,794
14,562	BT Group plc, Class A	101,346
5,346	Bunzl plc	143,020
6,454	Direct Line Insurance Group plc	34,668
1,266	easyJet plc	28,063
5,741	GlaxoSmithKline plc	118,268
4,433	Hammerson plc REIT	37,034
5,722	Inmarsat plc	90,091
405	Johnson Matthey plc	14,327
6,315	Land Securities Group plc REIT	99,041
1,567	Mondi plc	25,547
1,342	Next plc	133,015
3,748	Persimmon plc	109,365
14,575	Rexam plc	124,969
5,345	Royal Mail plc	35,140
18,628	Sage Group plc (The)	166,053
1,372	Severn Trent plc	43,055
7,040	Smith & Nephew plc	117,271
11,482	Subsea 7 S.A. (a)	68,756
38,194	Taylor Wimpey plc	105,315
2,678	Travis Perkins plc	70,070
7,740	United Utilities Group plc	105,896
30,985	Vodafone Group plc	99,597
8,767	William Hill plc	48,807
4,961	WPP plc	107,890

		2,334,088

	United States — 26.3%
1,001	Airgas, Inc.	140,140
220	Alleghany Corp. (a)	105,142
2,068	Alliant Energy Corp.	135,123
1,614	Allstate Corp. (The)	97,808
2,817	Amdocs Ltd.	154,203
2,156	Ameren Corp.	96,847
2,881	American Water Works Co., Inc.	187,006
888	AmerisourceBergen Corp., Class A	79,529
9,410	Annaly Capital Management, Inc. REIT	89,395
1,065	Anthem, Inc.	138,972

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
1,100	Ashland, Inc.	104,236
1,727	Assurant, Inc.	140,422
5,566	AT&T, Inc.	200,710
2,178	AutoNation, Inc. (a)	94,198
165	AutoZone, Inc. (a)	126,619
2,365	Avery Dennison Corp.	144,005
1,654	Avnet, Inc.	66,028
2,486	Axis Capital Holdings Ltd.	134,020
1,126	Becton, Dickinson & Co.	163,687
2,816	Bemis Co., Inc.	134,802
3,149	Broadridge Financial Solutions, Inc.	168,661
561	C.R. Bard, Inc.	102,814
3,949	CA Technologies, Inc.	113,455
1,301	Celanese Corp., Class A	82,835
4,204	CenturyLink, Inc.	106,866
2,260	CF Industries Holdings, Inc.	67,800
1,983	Chevron Corp.	171,470
1,617	Church & Dwight Co., Inc.	135,828
1,203	Cigna Corp.	160,721
2,211	Cincinnati Financial Corp.	127,420
1,881	Cintas Corp.	161,616
848	CMS Energy Corp.	32,970
1,617	CNA Financial Corp.	53,733
321	Columbia Pipeline Group, Inc.	5,954
1,941	Commerce Bancshares, Inc.	79,833
1,916	Computer Sciences Corp.	61,446
2,277	ConocoPhillips Co.	88,985
1,170	Constellation Brands, Inc., Class A	178,402
1,916	CSRA, Inc.	51,311
1,971	Darden Restaurants, Inc.	124,291
389	DaVita HealthCare Partners, Inc. (a)	26,110
2,255	DENTSPLY International, Inc.	132,797
1,309	Diamond Offshore Drilling, Inc.	24,334
1,761	Dr. Pepper Snapple Group, Inc.	165,252
1,474	DST Systems, Inc.	155,374
1,960	DTE Energy Co.	166,620
770	Eastman Chemical Co.	47,132
1,001	Edgewell Personal Care Co.	74,084
891	Everest Re Group Ltd.	159,436
2,794	Eversource Energy	150,317
1,654	Fidelity National Information Services, Inc.	98,793
2,267	Foot Locker, Inc.	153,159
409	Four Corners Property Trust, Inc. REIT	6,912
22,429	Frontier Communications Corp.	102,052
935	Genuine Parts Co.	80,569
1,672	Harris Corp.	145,414
2,204	Hasbro, Inc.	163,713
1,126	Helmerich & Payne, Inc.	57,201
1,067	Henry Schein, Inc. (a)	161,586
1,446	Hess Corp.	61,455
2,498	HollyFrontier Corp.	87,355
2,420	Hormel Foods Corp.	194,592
1,323	IAC/Interactive Corp.	68,717
3,403	Intel Corp.	105,561
1,199	International Flavors & Fragrances, Inc.	140,235
2,377	Jabil Circuit, Inc.	47,326
1,379	JM Smucker Co. (The)	176,953
751	Johnson & Johnson	78,434
1,300	L-3 Communications Holdings, Inc., Class 3	151,892
1,089	Laboratory Corp. of America Holdings (a)	122,349
3,652	Leggett & Platt, Inc.	151,594
2,389	Level 3 Communications, Inc. (a)	116,607

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
4,752	Liberty Interactive Corp., QVC Group, Class A (a)	123,837
1,148	McCormick & Co., Inc. (Non-Voting)	100,990
1,771	Molson Coors Brewing Co., Class B	160,240
1,351	Motorola Solutions, Inc.	90,206
2,178	Murphy Oil Corp.	42,711
3,784	Newell Rubbermaid, Inc.	146,744
2,339	Newfield Exploration Co. (a)	67,995
321	NiSource, Inc.	6,744
904	Northrop Grumman Corp.	167,294
5,277	NVIDIA Corp.	154,563
84	NVR, Inc. (a)	138,684
1,178	PartnerRe Ltd.	165,391
2,629	Patterson Cos., Inc.	111,627
5,892	Pepco Holdings, Inc.	157,199
2,002	Pinnacle West Capital Corp.	132,753
1,432	PPG Industries, Inc.	136,212
374	Quest Diagnostics, Inc.	24,561
1,804	Questar Corp.	36,784
1,370	Raytheon Co.	175,689
1,551	RenaissanceRe Holdings Ltd.	174,720
2,730	Republic Services, Inc., Class A	119,301
1,379	Ryder System, Inc.	73,321
1,353	SBA Communications Corp., Class A (a)	134,326
2,403	SCANA Corp.	151,269
913	Scripps Networks Interactive, Inc., Class A	55,666
2,938	Southwest Airlines Co.	110,528
30,416	Sprint Corp. (a)	91,856
3,609	Synopsys, Inc. (a)	154,826
6,347	TECO Energy, Inc.	172,131
2,783	TEGNA, Inc.	66,820
4,378	TELUS Corp.	121,402
905	Tesoro Corp.	78,961
2,786	Thomson Reuters Corp.	104,209
4,400	T-Mobile US, Inc. (a)	176,660
2,178	Torchmark Corp.	118,353
2,832	Total System Services, Inc.	113,733
1,357	Tyson Foods, Inc., Class A	72,410
1,203	Universal Health Services, Inc., Class B	135,506
4,095	Verizon Communications, Inc.	204,627
2,825	W.R. Berkley Corp.	141,674
1,676	Walt Disney Co. (The)	160,594
858	Waters Corp. (a)	103,998
530	Westlake Chemical Corp.	24,104
1,505	WestRock Co.	53,096
2,024	Wyndham Worldwide Corp.	131,358
4,906	Xcel Energy, Inc.	187,507
1,255	Zimmer Biomet Holdings, Inc.	124,571

		13,680,979

	Total Common Stocks (Cost $54,139,636)	51,851,390

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0% (b)
	Spain — 0.0% (b)
2,599	ACS Actividades de Construccion y Servicios S.A., Expiring 02/01/2016 (a)	1,154

	Total Rights (Cost $–)	1,154

	Total Investments — 99.6% (Cost $54,139,636) †	51,852,544
	Other Assets in Excess of Liabilities — 0.4%	191,624

	NET ASSETS — 100.0%	$52,044,168

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	6.6%
Chemicals	6.1
Diversified Telecommunication Services	5.8
Electric Utilities	5.4
Pharmaceuticals	4.5
Insurance	4.2
Food Products	3.4
Health Care Providers & Services	3.2
Media	3.0
IT Services	3.0
Commercial Banks	2.9
Wireless Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.3
Road & Rail	2.3
Real Estate Investment Trusts (REITs)	2.3
Household Durables	2.3
Health Care Equipment & Supplies	2.2
Software	2.1
Multi-Utilities	2.0
Auto Components	1.8
Trading Companies & Distributors	1.7
Gas Utilities	1.7
Hotels, Restaurants & Leisure	1.6
Commercial Services & Supplies	1.6
Electronic Equipment & Instruments	1.5
Specialty Retail	1.4
Airlines	1.4
Beverages	1.3
Metals & Mining	1.3
Aerospace & Defense	1.2
Food & Staples Retailing	1.2
Internet Software & Services	1.0
Transportation Infrastructure	1.0
Others (each less than 1.0%)	14.0

Notes to Schedule of Portfolio Investments:

REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Amount rounds to less than 0.1%.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note A of the Notes to Schedule of Portfolio Investments are $36,407,907 and 70.21%, respectively.

†	At January 31, 2016, the cost of the Fund’s investments was $54,139,636, and the unrealized appreciation/(depreciation) were $3,564,477 and $(5,851,569), respectively.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments are in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instruments are traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.

Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved pricing service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$4,774,136	$—	$4,774,136
Austria	—	101,931	—	101,931
Belgium	—	537,400	—	537,400
Canada	1,265,628	—	—	1,265,628
Denmark	—	301,364	—	301,364
Finland	—	461,467	—	461,467
France	—	2,151,799	—	2,151,799
Germany	—	1,567,323	—	1,567,323
Greece	—	56,412	—	56,412
Hong Kong	—	2,073,049	—	2,073,049
Israel	129,170	—	—	129,170
Italy	—	484,402	—	484,402
Japan	—	11,265,316	—	11,265,316
Netherlands	—	740,261	—	740,261
New Zealand	—	188,922	—	188,922
Norway	—	493,703	—	493,703
Portugal	—	112,587	—	112,587
Singapore	—	1,152,637	—	1,152,637
South Korea	155,565	4,305,774	105,765	4,567,104
Spain	—	1,019,604	—	1,019,604
Sweden	128,167	1,232,863	—	1,361,030
Switzerland	83,975	947,103	—	1,031,078
United Kingdom	—	2,334,088	—	2,334,088
United States	13,680,979	—	—	13,680,979

Total Common Stocks	15,443,484	36,302,141	105,765	51,851,390

Rights
Spain	1,154	—	—	1,154

Total Rights	1,154	—	—	1,154

Total Investments in Securities	$15,444,638	$36,302,141	$105,765	$51,852,544

Transfers from level 2 to level 1 in the amount of $879,545 are due to not applying the fair value as of January 31, 2016.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.4%
	Australia — 8.9%
44,514	AGL Energy Ltd.	593,646
30,150	Ansell Ltd.	433,307
89,760	APA Group	547,186
39,430	Asciano Ltd.	249,973
40,346	Bendigo & Adelaide Bank Ltd.	310,358
41,549	Boral Ltd.	166,723
45,211	Brambles Ltd.	361,162
14,468	Caltex Australia Ltd.	386,910
9,000	Cochlear Ltd.	603,223
8,849	CSL Ltd.	659,153
88,593	CSR Ltd.	161,798
86,281	Dexus Property Group REIT	455,073
21,871	Downer EDI Ltd.	48,966
141,539	GPT Group REIT (The)	495,114
22,383	Harvey Norman Holdings Ltd.	71,374
175,983	Healthscope Ltd.	278,195
153,990	Incitec Pivot Ltd.	343,240
17,733	Newcrest Mining Ltd. (a)	166,703
14,123	Orica Ltd.	143,926
119,340	Origin Energy Ltd.	353,203
12,810	Ramsay Health Care Ltd.	556,163
36,810	Sonic Healthcare Ltd.	485,279
100,925	South32 Ltd. (a)	70,837
134,125	Sydney Airport	631,580
170,092	Tabcorp Holdings Ltd.	559,170
147,420	Tatts Group Ltd.	438,533
158,398	Telstra Corp. Ltd.	638,241
51,930	TPG Telecom Ltd.	374,147
76,539	Transurban Group	590,090
203,073	Vicinity Centres REIT	422,772
22,129	Wesfarmers Ltd.	667,697
15,957	Woodside Petroleum Ltd.	321,603

		12,585,345

	Austria — 0.4%
12,360	OMV AG	318,149
7,734	voestalpine AG	203,396

		521,545

	Belgium — 1.1%
3,058	Ageas	124,188
8,220	Colruyt S.A.	439,514
2,670	Groupe Bruxelles Lambert S.A.	202,994
14,887	Proximus SADP	514,600
6,682	Umicore S.A.	245,665

		1,526,961

	Denmark — 1.3%
6,664	Chr. Hansen Holding A/S	408,017
3,338	DSV A/S	129,903
8,730	H Lundbeck A/S (a)	283,556
2,203	ISS A/S	77,883
85,647	TDC A/S	367,807
3,368	Vestas Wind Systems A/S	220,383
3,399	William Demant Holding A/S (a)	299,625

		1,787,174

	Finland — 1.9%
5,063	Elisa OYJ	183,377
9,600	Fortum OYJ	150,954
8,610	Kesko OYJ, Class B	345,434

SHARES	SECURITY DESCRIPTION	VALUE($)
	Finland — continued
19,732	Neste OYJ	618,187
47,375	Nokia OYJ	341,262
3,203	Nokian Renkaat OYJ	108,902
6,863	Orion OYJ, Class B	226,424
10,230	Sampo OYJ, Class A	495,378
13,855	UPM-Kymmene OYJ	225,791

		2,695,709

	France — 5.3%
1,378	Arkema S.A.	86,071
7,320	Atos SE	578,669
6,455	Capital Gemini S.A.	589,860
3,477	Casino Guichard Perrachon S.A.	157,608
2,406	Christian Dior S.A.	406,917
7,139	Dassault Systemes	551,795
1,387	Eiffage S.A.	95,254
3,965	Essilor International S.A.	491,902
12,447	Eutelsat Communications S.A.	402,279
3,241	Ingenico S.A.	382,582
13,119	Lagardere SCA	372,811
902	L’Oreal S.A.	154,173
4,092	Orange S.A.	72,656
5,610	Publicis Groupe S.A.	336,516
13,025	SCOR SE	454,026
1,590	Sodexo S.A.	155,721
7,808	Thales S.A.	594,301
9,034	TOTAL S.A.	401,297
2,040	Valeo S.A.	265,073
4,530	Vinci S.A.	306,894
18,172	Vivendi S.A.	395,059
10,147	Zodiac Aerospace	211,594

		7,463,058

	Germany — 4.0%
2,334	Axel Springer SE	121,537
5,010	Beiersdorf AG	462,390
6,270	Brenntag AG	307,653
12,908	Evonik Industries AG	398,496
6,600	Fraport AG Frankfurt Airport Services Worldwide	400,299
7,380	Fresenius Medical Care AG & Co., KGaA	655,420
8,036	Fresenius SE & Co., KGaA	533,249
5,400	Hannover Rueck SE	568,334
1,927	HUGO BOSS AG	153,471
35,698	Infineon Technologies AG	477,688
6,032	K+S AG	127,519
1,054	Linde AG	143,423
4,618	Merck KGaA	402,099
4,172	Suedzucker AG	63,107
1,685	Symrise AG	109,270
47,032	Telefonica Deutschland Holding AG	233,282
10,594	United Internet AG	548,273

		5,705,510

	Hong Kong — 5.1%
130,000	Cathay Pacific Airways Ltd.	205,174
66,000	Cheung Kong Infrastructure Holdings Ltd.	620,760
47,042	CK Hutchison Holdings Ltd.	587,776
64,000	CLP Holdings Ltd.	537,608
360,000	FIH Mobile Ltd.	128,827

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hong Kong — continued
60,000	First Pacific Co., Ltd.	41,372
322,100	Hong Kong & China Gas Co., Ltd.	566,975
100,500	Link REIT	576,567
118,500	MTR Corp., Ltd.	536,512
91,000	New World Development Co., Ltd.	74,494
1,079,000	PCCW Ltd.	647,241
60,000	Power Assets Holdings Ltd.	548,419
5,697,000	Semiconductor Manufacturing International Corp. (a)	494,690
45,000	Swire Pacific Ltd., Class A	434,107
89,500	Techtronic Industries Co., Ltd.	339,581
38,000	Wheelock & Co., Ltd.	145,482
384,000	Xinyi Solar Holdings Ltd.	123,407
167,000	Yue Yuen Industrial Holdings Ltd.	576,767

		7,185,759

	Ireland — 0.3%
4,862	Kerry Group plc, Class A	396,459

	Italy — 1.3%
39,595	Davide Campari-Milano SpA	347,337
66,240	Enel Green Power SpA	129,826
21,151	Eni SpA	306,944
119,340	Parmalat SpA	310,066
40,835	Snam SpA	229,119
106,329	Terna Rete Elettrica Nazionale SpA	569,813

		1,893,105

	Japan — 23.5%
27,000	Alfresa Holdings Corp.	503,041
56,000	Aozora Bank Ltd.	187,573
94,000	Bank of Yokohama Ltd. (The)	501,370
18,000	Brother Industries Ltd.	181,902
7,000	Calsonic Kansei Corp.	61,484
15,000	Canon Marketing Japan, Inc.	270,921
17,300	Canon, Inc.	483,404
21,600	Capcom Co., Ltd.	478,685
1,200	Central Japan Railway Co.	222,736
87,000	Chiba Bank Ltd. (The)	538,166
9,000	Chubu Electric Power Co., Inc.	115,591
27,200	Chugoku Electric Power Co., Inc. (The)	362,634
24,000	COMSYS Holdings Corp.	350,315
39,100	Daicel Corp.	575,203
128,000	DIC Corp.	329,843
14,900	Electric Power Development Co., Ltd.	502,711
12,000	FamilyMart Co., Ltd.	561,557
60,000	Fuji Electric Co., Ltd.	208,585
15,100	FUJIFILM Holdings Corp.	583,431
90,000	Fujikura Ltd.	440,858
57,000	Fukuoka Financial Group, Inc.	241,906
35,000	Gunma Bank Ltd. (The)	193,794
30,000	Hachijuni Bank Ltd. (The)	167,757
83,000	Hankyu Hanshin Holdings, Inc.	517,800
6,400	Hikari Tsushin, Inc.	422,474
21,000	Hitachi Chemical Co., Ltd.	369,198
21,000	Hitachi High-Technologies Corp.	595,898
7,000	Hokkaido Electric Power Co., Inc. (a)	65,220
27,000	Hokuriku Electric Power Co.	382,094
23,900	Idemitsu Kosan Co., Ltd.	358,471
50,700	Inpex Corp.	451,404
12,800	Itochu Techno-Solutions Corp.	207,850
17,400	Japan Airlines Co., Ltd.	653,080
12,800	Japan Petroleum Exploration Co., Ltd.	332,489
141,100	JX Holdings, Inc.	538,862
67,000	Kaneka Corp.	641,211
210,000	Kawasaki Kisen Kaisha Ltd.	377,000
20,600	KDDI Corp.	521,646

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
53,700	Konica Minolta, Inc.	452,636
24,700	Kuraray Co., Ltd.	297,937
12,000	Lintec Corp.	243,378
13,000	Lion Corp.	120,837
24,000	Medipal Holdings Corp.	389,272
9,000	Miraca Holdings, Inc.	371,424
12,000	Mitsubishi Gas Chemical Co., Inc.	57,356
31,300	Mitsubishi Tanabe Pharma Corp.	514,317
92,400	Mizuho Financial Group, Inc.	159,872
8,400	Mochida Pharmaceutical Co., Ltd.	649,635
29,000	NH Foods Ltd.	562,724
25,000	Nippo Corp.	371,347
68,000	Nippon Express Co., Ltd.	318,530
20,400	Nippon Paper Industries Co., Ltd.	327,710
3,800	Nippon Shokubai Co., Ltd.	248,383
14,900	Nippon Telegraph & Telephone Corp.	634,332
33,000	Nippon Television Holdings, Inc.	613,144
45,100	Nipro Corp.	448,439
35,900	Nisshin Seifun Group, Inc.	581,159
6,900	Nissin Foods Holdings Co., Ltd.	351,735
6,600	Nomura Research Institute Ltd.	239,501
29,800	NTT DOCOMO, Inc.	660,911
150,000	Osaka Gas Co., Ltd.	568,925
2,300	Otsuka Corp.	114,101
111,100	Resona Holdings, Inc.	510,923
21,200	Ricoh Co., Ltd.	204,973
500	Sawai Pharmaceutical Co., Ltd.	34,674
35,600	Sekisui House Ltd.	560,378
51,000	Seven Bank Ltd.	217,208
5,100	Shikoku Electric Power Co., Inc.	74,100
14,900	Shimachu Co., Ltd.	338,259
5,300	Shimamura Co., Ltd.	592,862
54,000	Showa Shell Sekiyu K.K.	440,735
24,000	SKY Perfect JSAT Holdings, Inc.	136,182
11,400	SoftBank Group Corp.	502,005
195,900	Sojitz Corp.	423,132
89,000	Sumitomo Osaka Cement Co., Ltd.	362,772
9,500	Suzuken Co., Ltd.	328,605
89,000	Taisei Corp.	553,896
1,300	Taisho Pharmaceutical Holdings Co., Ltd.	87,644
6,500	Tohoku Electric Power Co., Inc.	81,629
53,700	Tokyo Electric Power Co., Inc. (a)	269,837
27,000	Tokyo Gas Co., Ltd.	124,406
60,000	TonenGeneral Sekiyu K.K.	489,133
15,300	Toyo Suisan Kaisha Ltd.	529,851
11,400	Toyota Industries Corp.	572,169
17,900	Tsumura & Co.	487,589
210,000	Ube Industries Ltd.	409,015
8,600	West Japan Railway Co.	557,184
9,100	Yamaha Corp.	217,202
20,900	Yokohama Rubber Co., Ltd. (The)	313,328

		33,215,460

	Luxembourg — 0.0% (b)
27,300	Samsonite International S.A.	70,763

	Netherlands — 2.5%
6,864	Boskalis Westminster	270,394
6,329	Heineken Holding NV	484,343
12,868	Koninklijke Ahold NV	291,068
5,791	NN Group NV	196,192
2,886	OCI NV (a)	52,229
12,988	QIAGEN NV (a)	296,704
26,132	RELX NV	436,049
42,862	Royal Dutch Shell plc, Class A	936,347

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Netherlands — continued
18,906	Wolters Kluwer NV	643,811

		3,607,137

	New Zealand — 0.6%
64,138	Fletcher Building Ltd.	287,533
247,050	Spark New Zealand Ltd.	540,388

		827,921

	Norway — 1.2%
27,500	Marine Harvest ASA	374,805
33,120	Norsk Hydro ASA	110,105
10,140	Orkla ASA	82,148
23,792	Statoil ASA	325,557
26,461	Telenor ASA	431,638
10,797	Yara International ASA	409,312

		1,733,565

	Portugal — 0.6%
123,990	EDP - Energias de Portugal S.A.	432,979
29,460	Galp Energia SGPS S.A.	349,530

		782,509

	Singapore — 2.9%
62,900	Ascendas Real Estate Investment Trust REIT	103,136
270,400	CapitaMall Trust REIT	379,906
86,500	ComfortDelGro Corp., Ltd.	172,851
36,200	DBS Group Holdings Ltd.	359,877
1,349,200	Golden Agri-Resources Ltd.	353,429
540,000	Hutchison Port Holdings Trust, Class U	258,016
99,800	Keppel Corp., Ltd.	355,916
120,000	Sembcorp Industries Ltd.	213,839
48,000	Sembcorp Marine Ltd.	53,075
150,000	Singapore Press Holdings Ltd.	376,519
243,700	Singapore Telecommunications Ltd.	604,291
74,700	StarHub Ltd.	178,088
129,100	Suntec REIT	144,195
34,300	Venture Corp., Ltd.	187,921
200,900	Wilmar International Ltd.	406,189

		4,147,248

	South Korea — 9.3%
6,084	Celltrion, Inc. (a)	574,836
938	CJ CheilJedang Corp.	322,908
2,338	CJ Corp.	577,669
9,184	GS Holdings Corp.	388,747
11	Hanmi Pharm Co., Ltd. (a)	6,539
4,073	Hanmi Science Co., Ltd. (a)	543,547
8,422	Hanwha Chemical Corp.	185,294
1,435	Hyosung Corp.	131,424
1,564	Hyundai Department Store Co., Ltd.	167,583
10,134	Hyundai Steel Co.	416,556
33,262	Industrial Bank of Korea	321,824
4,296	Kakao Corp.	395,216
10,318	Kangwon Land, Inc.	356,390
14,366	Korea Electric Power Corp.	630,642
9,988	Korea Gas Corp.	313,398
923	Korea Zinc Co., Ltd.	336,958
6,241	Korean Air Lines Co., Ltd. (a)	129,833
20,938	KT Corp.	482,753
6,383	KT&G Corp.	551,039

SHARES	SECURITY DESCRIPTION	VALUE($)
	South Korea — continued
6,961	LG Corp.	430,720
20,910	LG Display Co., Ltd.	384,314
56,850	LG Uplus Corp.	461,066
989	Lotte Chemical Corp.	230,020
1,534	Lotte Shopping Co., Ltd.	305,159
425	NAVER Corp.	224,089
3,308	POSCO	495,831
817	Samsung Electronics Co., Ltd.	790,409
903	Samsung SDS Co., Ltd.	168,286
578	Shinsegae Co., Ltd.	102,973
2,872	SK Holdings Co., Ltd.	568,035
18,357	SK Hynix, Inc.	423,698
1,918	SK Innovation Co., Ltd.	211,965
27,480	SK Networks Co., Ltd.	125,781
2,768	SK Telecom Co., Ltd.	485,539
8,460	SKC Co., Ltd.	220,334
5,544	S-Oil Corp.	365,000
22,194	Woori Bank	164,047
564	Yuhan Corp.	157,725

		13,148,147

	Spain — 2.2%
1,774	Acciona S.A.	136,283
26,670	Acerinox S.A.	240,528
1,230	Corp. Financiera Alba S.A.	48,647
15,810	Enagas S.A.	459,850
24,241	Endesa S.A.	469,286
24,488	Ferrovial S.A.	536,599
14,604	Gas Natural SDG S.A.	286,880
70,603	Iberdrola S.A.	496,284
1,913	Red Electrica Corp. S.A.	154,883
5,856	Repsol S.A.	60,718
15,055	Telefonica S.A.	158,897

		3,048,855

	Sweden — 2.5%
27,963	Boliden AB	389,039
14,280	Investor AB, Class B	478,343
33,091	Securitas AB, Class B	487,765
20,755	Skanska AB, Class B	400,439
9,210	Svenska Cellulosa AB SCA, Class B	272,963
4,324	Swedish Match AB	153,817
53,045	Tele2 AB, Class B	441,092
35,730	Telefonaktiebolaget LM Ericsson, Class B	317,371
91,528	TeliaSonera AB	432,285
11,168	Trelleborg AB, Class B	192,768

		3,565,882

	Switzerland — 2.0%
3,789	Baloise Holding AG	464,474
1	Chocoladefabriken Lindt & Spruengli AG	69,066
18,755	Clariant AG	306,259
14,762	Coca-Cola HBC AG	302,293
752	Kuehne & Nagel International AG	99,527
1,928	Lonza Group AG	295,368
6,246	Novartis AG	483,899
1,537	Sonova Holding AG	184,620
1,050	Swiss Re AG	97,741

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
1,050	Swisscom AG	522,295

		2,825,542

	United Kingdom — 22.5%
20,341	Admiral Group plc	516,824
61,296	AMEC plc	362,915
56,523	Antofagasta plc	308,459
45,003	ARM Holdings plc	641,988
13,922	AstraZeneca plc	896,450
38,040	Babcock International Group plc	498,500
67,438	Barratt Developments plc	578,468
11,405	Berkeley Group Holdings plc	576,601
38,503	BG Group plc	582,662
198,748	BP plc	1,073,289
54,603	British Land Co., plc (The) REIT	578,435
106,211	BT Group plc, Class A	739,191
21,960	Bunzl plc	587,489
20,765	Capita plc	349,535
10,332	Carnival plc	515,411
211,044	Centrica plc	619,230
81,330	Cobham plc	295,278
8,381	Croda International plc	342,279
28,732	Direct Line Insurance Group plc	154,335
22,771	easyJet plc	504,761
28,408	GKN plc	113,666
53,770	GlaxoSmithKline plc	1,107,694
65,006	Hammerson plc REIT	543,070
9,204	Hikma Pharmaceuticals plc	265,663
18,670	IMI plc	215,587
13,198	Imperial Tobacco Group plc	714,618
14,018	Inchcape plc	144,138
37,380	Inmarsat plc	588,531
4,829	InterContinental Hotels Group plc	158,694
83,975	Intu Properties plc REIT	359,358
39,120	John Wood Group plc	361,602
15,142	Johnson Matthey plc	535,644
35,669	Land Securities Group plc REIT	559,412
179,492	Legal & General Group plc	626,488
52,895	Meggitt plc	275,108
31,772	Merlin Entertainments plc	188,346
29,945	Mondi plc	488,196
52,199	National Grid plc	735,420
5,933	Next plc	588,061
19,704	Pennon Group plc	249,756
21,036	Persimmon plc	613,819
38,239	Petrofac Ltd.	435,777
7,522	Reckitt Benckiser Group plc	669,018
21,792	RELX plc	383,420
70,501	Rexam plc	604,491
16,753	Rio Tinto plc	410,815
15,990	Royal Mail plc	105,125
67,181	Sage Group plc (The)	598,861
59,903	Segro plc REIT	375,926
18,476	Severn Trent plc	579,799
10,643	Shire plc	596,991
31,562	Sky plc	488,350
37,316	Smith & Nephew plc	621,605
35,104	Smiths Group plc	474,931
29,439	SSE plc	610,844
36,579	Subsea 7 S.A. (a)	219,040
227,404	Taylor Wimpey plc	627,034
18,452	Travis Perkins plc	482,800
41,497	Tullow Oil plc (a)	102,852
11,397	Unilever plc	501,069
41,614	United Utilities Group plc	569,351
293,430	Vodafone Group plc	943,192
9,745	Whitbread plc	558,492

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — continued
33,215	WPP plc	722,347

		31,837,101

	Total Common Stocks (Cost $144,908,662)	140,570,755

	Total Investments — 99.4% (Cost $144,908,662) †	140,570,755
	Other Assets in Excess of Liabilities — 0.6%	878,700

	NET ASSETS — 100.0%	$141,449,455

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.7%
Diversified Telecommunication Services	5.8
Chemicals	5.4
Pharmaceuticals	5.2
Electric Utilities	4.3
Food Products	3.5
Media	3.2
Real Estate Investment Trusts (REITs)	3.2
Health Care Providers & Services	3.0
Commercial Banks	2.8
Wireless Telecommunication Services	2.7
Insurance	2.6
Metals & Mining	2.6
Household Durables	2.3
Semiconductors & Semiconductor Equipment	2.3
Gas Utilities	2.2
Hotels, Restaurants & Leisure	2.1
Construction & Engineering	2.1
Electronic Equipment & Instruments	2.0
Road & Rail	1.9
Health Care Equipment & Supplies	1.9
Trading Companies & Distributors	1.8
IT Services	1.6
Industrial Conglomerates	1.5
Energy Equipment & Services	1.4
Multi-Utilities	1.4
Transportation Infrastructure	1.3
Commercial Services & Supplies	1.3
Specialty Retail	1.3
Food & Staples Retailing	1.2
Software	1.2
Aerospace & Defense	1.1
Airlines	1.1
Auto Components	1.0
Tobacco	1.0
Others (each less than 1.0%)	13.0

Notes to Schedule of Portfolio Investments:

REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Amount rounds to less than 0.1%.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note A of the Notes to Schedule of Portfolio Investments are $140,019,716 and 99.61%, respectively.

†	At January 31, 2016, the cost of the Fund’s investments was $144,908,662, and the gross unrealized appreciation/(depreciation) were $5,743,876 and $(10,081,783), respectively.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments are in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instruments are traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.

Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved pricing service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$12,585,345	$—	$12,585,345
Austria	—	521,545	—	521,545
Belgium	—	1,526,961	—	1,526,961
Denmark	—	1,787,174	—	1,787,174
Finland	—	2,695,709	—	2,695,709
France	—	7,463,058	—	7,463,058
Germany	—	5,705,510	—	5,705,510
Hong Kong	—	7,185,759	—	7,185,759
Ireland	—	396,459	—	396,459
Italy	—	1,893,105	—	1,893,105
Japan	—	33,215,460	—	33,215,460
Luxembourg	—	70,763	—	70,763
Netherlands	—	3,607,137	—	3,607,137
New Zealand	—	827,921	—	827,921
Norway	—	1,733,565	—	1,733,565
Portugal	—	782,509	—	782,509
Singapore	—	4,147,248	—	4,147,248
South Korea	551,039	12,597,108	—	13,148,147
Spain	—	3,048,855	—	3,048,855
Sweden	—	3,565,882	—	3,565,882
Switzerland	—	2,825,542	—	2,825,542
United Kingdom	—	31,837,101	—	31,837,101

Total Common Stocks	551,039	140,019,716	—	140,570,755

Total Investments in Securities	$551,039	$140,019,716	$—	$140,570,755

Transfers from level 2 to level 1 in the amount of $1,769,453 are due to not applying the fair value as of January 31, 2016.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.6%
	Consumer Discretionary — 16.6%
	Auto Components — 1.1%
681	Delphi Automotive plc (United Kingdom)	44,224
4,732	Gentex Corp.	64,781
1,671	Goodyear Tire & Rubber Co. (The)	47,473
987	Johnson Controls, Inc.	35,404
830	Lear Corp.	86,179

		278,061

	Automobiles — 0.5%
3,764	Ford Motor Co.	44,942
1,399	General Motors Co.	41,467
861	Harley-Davidson, Inc.	34,440

		120,849

	Distributors — 0.5%
1,609	Genuine Parts Co.	138,648

	Diversified Consumer Services — 0.2%
5	Graham Holdings Co., Class B	2,424
1,381	H&R Block, Inc.	47,023

		49,447

	Hotels, Restaurants & Leisure — 2.1%
684	Brinker International, Inc.	34,022
1,174	Carnival Corp.	56,505
46	Chipotle Mexican Grill, Inc., Class A (a)	20,837
587	Darden Restaurants, Inc.	37,016
1,478	International Game Technology plc (United Kingdom)	21,387
582	Las Vegas Sands Corp.	26,248
400	Marriott International, Inc., Class A	24,512
492	McDonald’s Corp.	60,900
97	Panera Bread Co., Class A (a)	18,818
420	Royal Caribbean Cruises Ltd.	34,423
759	Speedway Motorsports, Inc.	14,322
972	Starbucks Corp.	59,068
477	Starwood Hotels & Resorts Worldwide, Inc.	29,689
617	Wyndham Worldwide Corp.	40,043
162	Wynn Resorts Ltd.	10,909
674	Yum! Brands, Inc.	48,777

		537,476

	Household Durables — 2.0%
939	DR Horton, Inc.	25,832
876	Garmin Ltd. (Switzerland)	30,818
492	GoPro, Inc., Class A (a)	5,633
325	Harman International Industries, Inc.	24,177
2,323	Leggett & Platt, Inc.	96,428
1,159	Lennar Corp., Class A	48,852
316	Mohawk Industries, Inc. (a)	52,585
2,221	Newell Rubbermaid, Inc.	86,130
42	NVR, Inc. (a)	69,342
2,490	PulteGroup, Inc.	41,732
82	TopBuild Corp. (a)	2,196
284	Whirlpool Corp.	38,167

		521,892

	Internet & Catalog Retail — 0.5%
359	Expedia, Inc.	36,273
1,766	Liberty Interactive Corp., QVC Group, Class A (a)	46,022
202	Netflix, Inc. (a)	18,552

SHARES	SECURITY DESCRIPTION	VALUE($)
	Internet & Catalog Retail — continued
30	Priceline Group, Inc. (The) (a)	31,949

		132,796

	Leisure Equipment & Products — 0.5%
1,499	Hasbro, Inc.	111,346
369	Polaris Industries, Inc.	27,247

		138,593

	Media — 2.9%
5	Cable One, Inc.	2,150
727	Cablevision Systems Corp., Class A (a)	23,199
674	CBS Corp. (Non-Voting), Class B	32,015
1,589	Comcast Corp., Class A	88,523
467	DISH Network Corp., Class A (a)	22,542
1,189	EW Scripps Co. (The), Class A (a)	22,567
2,288	Interpublic Group of Cos., Inc. (The)	51,343
128	John Wiley & Sons, Inc., Class A	5,350
445	Liberty Media Corp. (a)	16,296
1,037	Omnicom Group, Inc.	76,064
456	Scripps Networks Interactive, Inc., Class A	27,802
12,638	Sirius XM Holdings, Inc. (a)	46,761
2,636	Starz (a)	74,941
1,327	TEGNA, Inc.	31,861
228	Time Warner Cable, Inc.	41,498
497	Time Warner, Inc.	35,009
674	Twenty-First Century Fox, Inc.	18,265
1,614	Twenty-First Century Fox, Inc., Class A	43,530
527	Viacom, Inc., Class B	24,052
597	Walt Disney Co. (The)	57,205

		740,973

	Multiline Retail — 1.1%
379	Dillard’s, Inc., Class A	26,685
694	Dollar General Corp.	52,092
679	Dollar Tree, Inc. (a)	55,216
648	Kohl’s Corp.	32,238
789	Macy’s, Inc.	31,884
562	Nordstrom, Inc.	27,594
632	Target Corp.	45,769

		271,478

	Specialty Retail — 3.7%
243	Advance Auto Parts, Inc.	36,948
730	AutoNation, Inc. (a)	31,573
46	AutoZone, Inc. (a)	35,300
502	Bed Bath & Beyond, Inc. (a)	21,671
577	Best Buy Co., Inc.	16,116
537	CarMax, Inc. (a)	23,725
607	Dick’s Sporting Goods, Inc.	23,722
845	Foot Locker, Inc.	57,088
482	GameStop Corp., Class A	12,633
825	Gap, Inc. (The)	20,394
730	GNC Holdings, Inc., Class A	20,447
536	Home Depot, Inc. (The)	67,407
622	L Brands, Inc.	59,805
1,137	Lowe’s Cos., Inc.	81,477
346	O’Reilly Automotive, Inc. (a)	90,271
1,454	Ross Stores, Inc.	81,802
152	Signet Jewelers Ltd. (Bermuda)	17,632
1,619	Staples, Inc.	14,442
415	Tiffany & Co.	26,494
1,438	TJX Co., Inc. (The)	102,443
451	Tractor Supply Co.	39,828
167	Ulta Salon Cosmetics & Fragrance, Inc. (a)	30,255

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
320	Urban Outfitters, Inc. (a)	7,322
638	Williams-Sonoma, Inc.	32,959

		951,754

	Textiles, Apparel & Luxury Goods — 1.5%
2,065	Coach, Inc.	76,508
224	Deckers Outdoor Corp. (a)	11,079
1,311	Hanesbrands, Inc.	40,077
472	lululemon athletica, Inc. (a)	29,297
1,416	NIKE, Inc., Class B	87,806
494	Skechers U.S.A., Inc., Class A (a)	13,926
492	Under Armour, Inc., Class A (a)	42,032
1,256	V.F. Corp.	78,626

		379,351

	Total Consumer Discretionary	4,261,318

	Consumer Staples — 12.9%
	Beverages — 3.0%
982	Brown-Forman Corp., Class B	96,079
2,221	Coca-Cola Co. (The)	95,325
1,442	Coca-Cola Enterprises, Inc.	66,938
582	Constellation Brands, Inc., Class A	88,743
1,396	Dr. Pepper Snapple Group, Inc.	131,001
1,442	Molson Coors Brewing Co., Class B	130,472
313	Monster Beverage Corp. (a)	42,264
1,109	PepsiCo, Inc.	110,124

		760,946

	Food & Staples Retailing — 1.7%
440	Costco Wholesale Corp.	66,493
794	CVS Health Corp.	76,692
1,806	Kroger Co. (The)	70,091
1,816	Sysco Corp.	72,295
467	Walgreens Boots Alliance, Inc.	37,229
1,266	Wal-Mart Stores, Inc.	84,012
364	Weis Markets, Inc.	14,786

		421,598

	Food Products — 5.0%
1,251	Archer-Daniels-Midland Co.	44,223
87	Bunge Ltd. (Bermuda)	5,395
2,541	Campbell Soup Co.	143,338
1,883	ConAgra Foods, Inc.	78,408
2,106	General Mills, Inc.	119,010
1,453	Hershey Co. (The)	128,024
1,893	Hormel Foods Corp.	152,216
794	JM Smucker Co. (The)	101,886
1,589	Kellogg Co.	116,696
599	Kraft Heinz Co. (The)	46,758
1,558	McCormick & Co., Inc. (Non-Voting)	137,057
1,007	Mead Johnson Nutrition Co., Class A	72,997
1,646	Mondelez International, Inc., Class A	70,943
1,291	Tyson Foods, Inc., Class A	68,888

		1,285,839

	Household Products — 1.9%
1,224	Clorox Co. (The)	157,957
1,589	Colgate-Palmolive Co.	107,305
354	Energizer Holdings, Inc.	11,342
825	Kimberly-Clark Corp.	105,947
1,335	Procter & Gamble Co. (The)	109,056

		491,607

	Personal Products — 0.6%
856	Edgewell Personal Care Co.	63,353
1,002	Estee Lauder Cos., Inc. (The), Class A	85,420
243	Nu Skin Enterprises, Inc., Class A	7,691

		156,464

SHARES	SECURITY DESCRIPTION	VALUE($)
	Tobacco — 0.7%
1,424	Altria Group, Inc.	87,020
72	Philip Morris International, Inc.	6,481
1,759	Reynolds American, Inc.	87,862

		181,363

	Total Consumer Staples	3,297,817

	Energy — 3.6%
	Energy Equipment & Services — 0.9%
522	Baker Hughes, Inc.	22,712
730	Diamond Offshore Drilling, Inc. (a)	13,571
871	FMC Technologies, Inc. (a)	21,906
592	Halliburton Co.	18,820
440	Helmerich & Payne, Inc.	22,352
684	Nabors Industries Ltd. (Bermuda)	5,034
532	National Oilwell Varco, Inc.	17,311
1,604	Noble Corp. plc (United Kingdom)	12,495
704	Oceaneering International, Inc.	23,830
845	Patterson-UTI Energy, Inc.	12,151
607	Schlumberger Ltd.	43,868
951	Seadrill Ltd. (United Kingdom) (a)	1,969
202	Superior Energy Services, Inc.	2,083

		218,102

	Oil, Gas & Consumable Fuels — 2.7%
1,614	Chesapeake Energy Corp. (a)	5,471
527	Chevron Corp.	45,570
582	Columbia Pipeline Group, Inc.	10,796
674	ConocoPhillips	26,340
435	Continental Resources, Inc. (a)	9,183
440	EOG Resources, Inc.	31,249
917	Exxon Mobil Corp.	71,388
243	Gulfport Energy Corp. (a)	7,181
689	Hess Corp.	29,282
430	HollyFrontier Corp.	15,037
1,371	Kinder Morgan, Inc.	22,553
1,099	Marathon Oil Corp.	10,693
871	Marathon Petroleum Corp.	36,399
851	Murphy Oil Corp.	16,688
664	Noble Energy, Inc.	21,494
794	Occidental Petroleum Corp.	54,651
2,136	ONEOK, Inc.	53,208
395	Phillips 66	31,659
592	Range Resources Corp.	17,500
3,213	Spectra Energy Corp.	88,197
456	Tesoro Corp.	39,786
537	Valero Energy Corp.	36,446
617	Williams Cos., Inc. (The)	11,908

		692,679

	Total Energy	910,781

	Financials — 9.6%
	Banks — 1.3%
374	Bank of Hawaii Corp.	22,414
815	BB&T Corp.	26,618
5	Comerica, Inc.	171
162	Cullen/Frost Bankers, Inc.	7,753
1,334	Fifth Third Bancorp	21,077
2,718	Huntington Bancshares, Inc.	23,320
2,388	KeyCorp	26,650
289	M&T Bank Corp.	31,842
932	People’s United Financial, Inc.	13,393
467	PNC Financial Services Group, Inc. (The)	40,466
67	Popular, Inc.	1,684
617	SunTrust Banks, Inc.	22,570
177	Synovus Financial Corp.	5,404
1,159	U.S. Bancorp	46,430

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
684	Wells Fargo & Co.	34,357
57	Zions Bancorporation	1,293

		325,442

	Capital Markets — 1.3%
197	Ameriprise Financial, Inc.	17,858
740	Bank of New York Mellon Corp. (The)	26,803
97	BlackRock, Inc., Class A	30,483
264	Eaton Vance Corp.	7,566
330	Federated Investors, Inc., Class B	8,346
157	Goldman Sachs Group, Inc. (The)	25,365
784	Invesco Ltd. (Bermuda)	23,465
684	Morgan Stanley	17,702
507	Northern Trust Corp.	31,475
330	Raymond James Financial, Inc.	14,457
1,194	SEI Investments Co.	46,853
395	State Street Corp.	22,013
536	T. Rowe Price Group, Inc.	38,029
745	TD Ameritrade Holding Corp.	20,547

		330,962

	Consumer Finance — 0.4%
369	American Express Co.	19,742
400	Capital One Financial Corp.	26,248
622	Discover Financial Services	28,481
2,955	SLM Corp. (a)	18,912
626	Synchrony Financial (a)	17,791

		111,174

	Diversified Financial Services — 0.7%
289	CME Group, Inc., Class A	25,967
522	FactSet Research Systems, Inc.	78,665
118	Intercontinental Exchange, Inc.	31,128
284	Moody’s Corp.	25,316
379	Voya Financial, Inc.	11,590

		172,666

	Insurance — 3.1%
789	Aflac, Inc.	45,730
602	Allstate Corp. (The)	36,481
223	American Financial Group, Inc.	15,829
699	American International Group, Inc.	39,480
461	Aon plc (United Kingdom)	40,490
456	Assurant, Inc.	37,077
497	Chubb Ltd.	56,218
730	Cincinnati Financial Corp.	42,070
87	Erie Indemnity Co., Class A	8,362
218	Everest Re Group Ltd. (Bermuda)	39,009
794	FNF Group	25,710
871	Genworth Financial, Inc., Class A (a)	2,421
745	Hartford Financial Services Group, Inc. (The)	29,934
197	Kemper Corp.	6,808
567	Lincoln National Corp.	22,374
679	Marsh & McLennan Cos., Inc.	36,211
25	Mercury General Corp.	1,161
456	MetLife, Inc.	20,360
264	PartnerRe, Inc. (Bermuda)	37,066
577	Principal Financial Group, Inc.	21,926
1,442	Progressive Corp. (The)	45,062
177	Reinsurance Group of America, Inc., Class A	14,909
871	Torchmark Corp.	47,330
330	Travelers Cos., Inc. (The)	35,323

SHARES	SECURITY DESCRIPTION	VALUE($)
	Insurance — continued
627	W.R. Berkley Corp. (Ireland)	31,444
1,397	XL Group plc, Class A (Ireland)	50,655

		789,440

	Real Estate Investment Trusts (REITs) — 2.6%
138	Alexandria Real Estate Equities, Inc.	10,927
912	American Capital Agency Corp.	15,568
1,361	Annaly Capital Management, Inc.	12,929
269	AvalonBay Communities, Inc.	46,131
320	Boston Properties, Inc.	37,187
62	Camden Property Trust	4,731
92	Care Capital Properties, Inc.	2,754
1,209	Chimera Investment Corp.	14,979
238	Corporate Office Properties Trust	5,307
572	Digital Realty Trust, Inc.	45,806
167	Duke Realty Corp.	3,362
325	Equity Residential	25,054
192	Essex Property Trust, Inc.	40,917
325	Federal Realty Investment Trust	49,020
195	Four Corners Property Trust, Inc.	3,295
779	General Growth Properties, Inc.	21,843
284	Iron Mountain, Inc.	7,821
1,027	Kimco Realty Corp.	27,924
52	Liberty Property Trust	1,525
264	Macerich Co. (The)	20,584
182	NorthStar Realty Europe Corp.	1,718
547	NorthStar Realty Finance Corp.	6,493
607	Plum Creek Timber Co., Inc.	24,590
512	Prologis, Inc.	20,209
197	Public Storage	49,951
562	Rayonier, Inc.	11,853
359	Realty Income Corp.	20,029
435	Senior Housing Properties Trust	6,299
202	Simon Property Group, Inc.	37,629
62	Taubman Centers, Inc.	4,404
390	Ventas, Inc.	21,575
119	Vornado Realty Trust	10,527
415	Weingarten Realty Investors	14,479
385	Welltower, Inc.	23,955
759	Weyerhaeuser Co.	19,438

		670,813

	Real Estate Management & Development — 0.0% (b)
359	CBRE Group, Inc., Class A (a)	10,041
25	Jones Lang LaSalle, Inc.	3,518

		13,559

	Thrifts & Mortgage Finance — 0.2%
2,718	New York Community Bancorp, Inc.	42,075

	Total Financials	2,456,131

	Health Care — 15.4%
	Biotechnology — 1.4%
415	Amgen, Inc.	63,383
415	Baxalta, Inc.	16,604
122	Biogen, Inc. (a)	33,313
522	Celgene Corp. (a)	52,367
497	Gilead Sciences, Inc.	41,251
269	Incyte Corp. (a)	18,981
907	Medivation, Inc. (a)	29,659
363	Myriad Genetics, Inc. (a)	14,146
104	Regeneron Pharmaceuticals, Inc. (a)	43,689

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
300	United Therapeutics Corp. (a)	36,954

		350,347

	Health Care Equipment & Supplies — 4.6%
1,874	Abbott Laboratories	70,931
2,050	Baxter International, Inc.	75,030
804	Becton, Dickinson & Co.	116,878
669	Boston Scientific Corp. (a)	11,728
805	C.R. Bard, Inc.	147,532
2,076	DENTSPLY International, Inc.	122,256
994	Edwards Lifesciences Corp. (a)	77,741
805	Hill-Rom Holdings, Inc.	39,348
379	Hologic, Inc. (a)	12,863
1,159	Medtronic plc (Ireland)	87,991
1,548	St. Jude Medical, Inc.	81,827
1,271	Stryker Corp.	126,020
10	Teleflex, Inc.	1,357
1,002	Varian Medical Systems, Inc. (a)	77,284
1,296	Zimmer Biomet Holdings, Inc.	128,641

		1,177,427

	Health Care Providers & Services — 5.0%
779	Aetna, Inc.	79,333
502	Anthem, Inc.	65,506
725	Cardinal Health, Inc.	58,993
669	Centene Corp. (a)	41,518
532	Cigna Corp.	71,075
2,044	DaVita HealthCare Partners, Inc. (a)	137,193
1,058	Express Scripts Holding Co. (a)	76,039
845	HCA Holdings, Inc. (a)	58,795
960	Henry Schein, Inc. (a)	145,382
359	Humana, Inc.	58,442
1,139	Laboratory Corp. of America Holdings (a)	127,967
305	McKesson Corp.	49,099
1,589	Quest Diagnostics, Inc.	104,350
87	Tenet Healthcare Corp. (a)	2,360
784	UnitedHealth Group, Inc.	90,285
1,134	Universal Health Services, Inc., Class B	127,734

		1,294,071

	Health Care Technology — 0.4%
1,837	Cerner Corp. (a)	106,564

	Life Sciences Tools & Services — 1.1%
228	Illumina, Inc. (a)	36,013
92	Mettler-Toledo International, Inc. (a)	28,782
769	Thermo Fisher Scientific, Inc.	101,554
1,022	Waters Corp. (a)	123,877

		290,226

	Pharmaceuticals — 2.9%
982	AbbVie, Inc.	53,912
213	Allergan plc (Ireland) (a)	60,584
1,224	Bristol-Myers Squibb Co.	76,084
1,003	Eli Lilly & Co.	79,337
72	Jazz Pharmaceuticals plc (Ireland) (a)	9,269
1,535	Johnson & Johnson	160,315
1,457	Merck & Co., Inc.	73,826
871	Mylan N.V. (a)	45,893
3,167	Pfizer, Inc.	96,562
1,766	Zoetis, Inc., Class A	76,026

		731,808

	Total Health Care	3,950,443

	Industrials — 7.5%
	Aerospace & Defense — 1.7%
284	Boeing Co. (The)	34,117

SHARES	SECURITY DESCRIPTION	VALUE($)
	Aerospace & Defense — continued
294	General Dynamics Corp.	39,328
461	Honeywell International, Inc.	47,575
335	L-3 Communications Holdings, Inc., Class 3	39,141
223	Lockheed Martin Corp.	47,053
224	Northrop Grumman Corp.	41,454
390	Raytheon Co.	50,014
467	Rockwell Collins, Inc.	37,771
592	Textron, Inc.	20,258
202	TransDigm Group, Inc. (a)	45,396
335	United Technologies Corp.	29,376

		431,483

	Air Freight & Logistics — 0.4%
562	C.H. Robinson Worldwide, Inc.	36,401
254	FedEx Corp.	33,751
330	United Parcel Service, Inc., Class B	30,756

		100,908

	Airlines — 0.7%
259	Alaska Air Group, Inc.	18,234
597	American Airlines Group, Inc.	23,277
871	Delta Air Lines, Inc.	38,576
1,484	JetBlue Airways Corp. (a)	31,624
922	Southwest Airlines Co.	34,686
497	United Continental Holdings, Inc. (a)	23,995

		170,392

	Building Products — 0.1%
745	Masco Corp.	19,661

	Commercial Services & Supplies — 1.0%
704	Cintas Corp.	60,488
936	Herman Miller, Inc.	23,980
1,639	Pitney Bowes, Inc.	32,092
1,458	Republic Services, Inc., Class A	63,714
251	Stericycle, Inc. (a)	30,208
84	Tyco International plc (Ireland)	2,889
969	Waste Management, Inc.	51,308

		264,679

	Construction & Engineering — 0.1%
254	Chicago Bridge & Iron Co., N.V.	9,860
597	Fluor Corp.	26,800
46	KBR, Inc.	656

		37,316

	Electrical Equipment — 0.4%
67	Acuity Brands, Inc.	13,563
379	Eaton Corp. plc (Ireland)	19,143
487	Emerson Electric Co.	22,392
294	Hubbell, Inc., Class B	26,587
320	Rockwell Automation, Inc.	30,582

		112,267

	Industrial Conglomerates — 0.5%
325	3M Co.	49,075
477	Danaher Corp.	41,332
1,504	General Electric Co.	43,767

		134,174

	Machinery — 1.7%
264	AGCO Corp.	12,875
425	Caterpillar, Inc.	26,452
92	Crane Co.	4,394
401	Cummins, Inc.	36,046
492	Deere & Co.	37,889
542	Dover Corp.	31,680
400	Flowserve Corp.	15,456

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — continued
461	Illinois Tool Works, Inc.	41,522
527	Ingersoll-Rand plc (Ireland)	27,125
1,463	ITT Corp.	47,474
320	Manitowoc Co., Inc. (The)	5,037
487	PACCAR, Inc.	23,897
248	Parker-Hannifin Corp.	24,096
77	SPX Corp. (a)	716
77	SPX FLOW, Inc. (a)	1,836
886	Stanley Black & Decker, Inc.	83,585
238	Terex Corp.	5,331
532	Trinity Industries, Inc.	11,395

		436,806

	Professional Services — 0.1%
46	Dun & Bradstreet Corp. (The)	4,527
254	Robert Half International, Inc.	11,118

		15,645

	Road & Rail — 0.5%
320	Avis Budget Group, Inc. (a)	8,406
876	CSX Corp.	20,165
461	J.B. Hunt Transport Services, Inc.	33,515
330	Norfolk Southern Corp.	23,265
274	Ryder System, Inc.	14,569
425	Union Pacific Corp.	30,600

		130,520

	Trading Companies & Distributors — 0.3%
769	Fastenal Co.	31,191
254	United Rentals, Inc. (a)	12,169
128	W.W. Grainger, Inc.	25,176

		68,536

	Total Industrials	1,922,387

	Information Technology — 12.5%
	Communications Equipment — 1.1%
1,847	Cisco Systems, Inc.	43,940
430	F5 Networks, Inc. (a)	40,325
1,417	Harris Corp.	123,237
1,245	Juniper Networks, Inc.	29,382
9	Motorola Solutions, Inc.	601
669	QUALCOMM, Inc.	30,333

		267,818

	Computers & Peripherals — 1.2%
369	3D Systems Corp. (a)	2,956
653	Apple, Inc.	63,563
1,201	Diebold, Inc.	33,292
2,763	EMC Corp.	68,439
966	Hewlett Packard Enterprise Co.	13,292
3,746	Hewlett Packard, Inc.	36,374
502	Lexmark International, Inc., Class A	14,161
1,059	NetApp, Inc.	23,224
461	SanDisk Corp. (a)	32,593
502	Western Digital Corp.	24,086

		311,980

	Electronic Equipment & Instruments — 0.4%
1,027	Amphenol Corp., Class A	50,908
794	AVX Corp.	9,115
2,019	Corning, Inc.	37,574
315	Ingram Micro, Inc., Class A (a)	8,883
305	VeriFone Systems, Inc. (a)	7,134

		113,614

SHARES	SECURITY DESCRIPTION	VALUE($)
	Internet Software & Services — 1.5%
562	Akamai Technologies, Inc. (a)	25,638
70	Alphabet, Inc., Class A (a)	53,295
86	Alphabet, Inc., Class C (a)	63,894
1,459	eBay, Inc. (a)	34,228
400	Facebook, Inc., Class A (a)	44,884
1,184	IAC/Interactive Corp.	61,497
1,056	VeriSign, Inc. (a)	79,834
789	Yahoo!, Inc. (a)	23,283

		386,553

	IT Services — 3.0%
394	Accenture plc (Ireland), Class A	41,583
97	Alliance Data Systems Corp. (a)	19,380
527	Automatic Data Processing, Inc.	43,788
1,448	Cognizant Technology Solutions Corp., Class A (a)	91,673
648	Computer Sciences Corp.	20,781
648	CSRA, Inc.	17,353
542	DST Systems, Inc.	57,132
794	Fidelity National Information Services, Inc.	47,426
607	Fiserv, Inc. (a)	57,398
133	FleetCor Technologies, Inc. (a)	16,338
340	Gartner, Inc. (a)	29,883
725	International Business Machines Corp.	90,473
1,126	Leidos Holdings, Inc.	51,931
425	MasterCard, Inc., Class A	37,838
1,134	Paychex, Inc.	54,273
277	Teradata Corp. (a)	6,742
133	Total System Services, Inc.	5,341
395	Visa, Inc., Class A	29,423
815	Western Union Co. (The)	14,540
2,560	Xerox Corp.	24,960

		758,256

	Semiconductors & Semiconductor Equipment — 3.6%
1,541	Analog Devices, Inc.	82,998
2,334	Applied Materials, Inc.	41,195
284	Avago Technologies Ltd., Class A (Singpore)	37,974
699	Broadcom Corp., Class A	38,214
398	First Solar, Inc. (a)	27,327
2,413	Intel Corp.	74,851
577	KLA-Tencor Corp.	38,653
974	Lam Research Corp.	69,923
2,398	Linear Technology Corp.	102,467
2,646	Marvell Technology Group Ltd. (Bermuda)	23,417
1,214	Maxim Integrated Products, Inc.	40,548
1,042	Microchip Technology, Inc.	46,692
1,104	Micron Technology, Inc. (a)	12,177
1,683	NVIDIA Corp.	49,295
395	Qorvo, Inc. (a)	15,642
440	Skyworks Solutions, Inc.	30,325
497	SunPower Corp., Class A (a)	12,644
1,059	Teradyne, Inc.	20,576
1,327	Texas Instruments, Inc.	70,238
1,748	Xilinx, Inc.	87,872

		923,028

	Software — 1.7%
1,318	Activision Blizzard, Inc.	45,893
767	Adobe Systems, Inc. (a)	68,363
1,412	CA, Inc.	40,567
1,476	Cadence Design Systems, Inc. (a)	28,870
622	Electronic Arts, Inc. (a)	40,147

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
549	Intuit, Inc.	52,435
1,189	Microsoft Corp.	65,502
1,053	Oracle Corp.	38,234
269	Red Hat, Inc. (a)	18,843
1,558	Symantec Corp.	30,911

		429,765

	Total Information Technology	3,191,014

	Materials — 5.6%
	Chemicals — 4.1%
289	Air Products & Chemicals, Inc.	36,619
835	Airgas, Inc.	116,900
632	Albemarle Corp.	33,268
745	Ashland, Inc.	70,596
522	Cabot Corp.	21,057
794	Celanese Corp., Class A	50,554
654	CF Industries Holdings, Inc.	19,620
192	Chemours Co. (The)	756
1,463	Dow Chemical Co. (The)	61,446
951	E.I. du Pont de Nemours & Co.	50,175
374	Eastman Chemical Co.	22,893
863	Ecolab, Inc.	93,092
224	FMC Corp.	8,001
1,666	Huntsman Corp.	14,378
907	International Flavors & Fragrances, Inc.	106,083
395	LyondellBasell Industries N.V., Class A	30,798
971	Monsanto Co.	87,973
1,286	Mosaic Co. (The)	30,993
898	PPG Industries, Inc.	85,418
737	Praxair, Inc.	73,700
20	RPM International, Inc.	785
157	Sherwin-Williams Co. (The)	40,140
82	Valspar Corp. (The)	6,423

		1,061,668

	Construction Materials — 0.1%
141	Martin Marietta Materials, Inc.	17,707
202	Vulcan Materials Co.	17,816

		35,523

	Containers & Packaging — 0.5%
897	Ball Corp.	59,947
562	Bemis Co., Inc.	26,903
213	Crown Holdings, Inc. (a)	9,772
886	International Paper Co.	30,310
770	Sealed Air Corp.	31,208

		158,140

	Metals & Mining — 0.7%
2,723	Alcoa, Inc.	19,851
157	Compass Minerals International, Inc.	11,751
1,124	Freeport-McMoRan, Inc. (a)	5,170
1,418	Newmont Mining Corp.	28,303
1,827	Nucor Corp.	71,381
202	Reliance Steel & Aluminum Co.	11,502
143	Royal Gold, Inc.	4,260
567	Southern Copper Corp.	14,697
725	United States Steel Corp.	5,075

		171,990

	Paper & Forest Products — 0.2%
315	Domtar Corp.	10,159

		10,159

	Total Materials	1,437,480

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.5%
3,862	AT&T, Inc.	139,264

SHARES	SECURITY DESCRIPTION	VALUE($)
	Diversified Telecommunication Services — continued
2,506	CenturyLink, Inc.	63,702
233	Frontier Communications Corp.	1,060
2,662	Verizon Communications, Inc.	133,020
8,315	Windstream Holdings, Inc.	47,978

		385,024

	Wireless Telecommunication Services — 0.1%
694	Telephone & Data Systems, Inc.	16,094
5	T-Mobile US, Inc. (a)	201
197	United States Cellular Corp. (a)	7,415

		23,710

	Total Telecommunication Services	408,734

	Utilities — 14.3%
	Electric Utilities — 6.6%
2,096	American Electric Power Co., Inc.	127,793
2,216	Duke Energy Corp.	166,865
2,196	Edison International	135,713
1,939	Entergy Corp.	136,855
2,728	Eversource Energy	146,766
4,266	Exelon Corp.	126,146
354	FirstEnergy Corp.	11,703
1,562	NextEra Energy, Inc.	174,491
4,012	Pepco Holdings, Inc.	107,040
2,050	Pinnacle West Capital Corp.	135,935
3,315	PPL Corp.	116,224
3,143	Southern Co. (The)	153,756
4,211	Xcel Energy, Inc.	160,944

		1,700,231

	Gas Utilities — 0.2%
2,531	Questar Corp.	51,607

	Independent Power Producers & Energy Trader — 0.2%
3,800	NRG Energy, Inc.	40,432

	Multi-Utilities — 7.3%
320	Alliant Energy Corp.	20,909
3,057	Ameren Corp.	137,320
5,004	CenterPoint Energy, Inc.	89,422
4,342	CMS Energy Corp.	168,817
2,288	Consolidated Edison, Inc.	158,764
2,290	Dominion Resources, Inc.	165,269
1,853	DTE Energy Co.	157,524
5,551	NiSource, Inc.	116,627
2,121	PG&E Corp.	116,464
2,708	Public Service Enterprise Group, Inc.	111,840
2,636	SCANA Corp.	165,936
1,417	Sempra Energy	134,261
6,133	TECO Energy, Inc.	166,327
2,673	WEC Energy Group, Inc.	147,630

		1,857,110

	Total Utilities	3,649,380

	Total Common Stocks (Cost $26,293,958)	25,485,485

	Total Investments — 99.6% (Cost $26,293,958) †	25,485,485
	Other Assets in Excess of Liabilities — 0.4%	114,888

	NET ASSETS — 100.0%	$25,600,373

Percentages indicated are based on net assets.

Notes to Schedule of Portfolio Investments:

REIT	—	Real Estate Investment Trust

(a)		Non-income producing security.
(b)		Amount rounds to less than 0.1%.

†	At January 31, 2016, the cost of the Fund’s investments was $26,293,958, and the unrealized appreciation/(depreciation) were $885,789 and $(1,694,262), respectively.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instruments are traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (concluded)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$4,261,318	$—	$—	$4,261,318
Consumer Staples	3,297,817	—	—	3,297,817
Energy	910,781	—	—	910,781
Financials	2,456,131	—	—	2,456,131
Health Care	3,950,443	—	—	3,950,443
Industrials	1,922,387	—	—	1,922,387
Information Technology	3,191,014	—	—	3,191,014
Materials	1,437,480	—	—	1,437,480
Telecommunication Services	408,734	—	—	408,734
Utilities	3,649,380	—	—	3,649,380

Total Common Stocks	25,485,485	—	—	25,485,485

Total Investments in Securities	$25,485,485	$—	$—	$25,485,485

There were no significant transfers among any levels during the period ended January 31, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Exchange-Traded Fund Trust

By (Signature and Title)*	/s/ Robert Deutsch
Robert Deutsch
President and Principal Executive Officer

Date: March 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Deutsch
Robert Deutsch
President and Principal Executive Officer

Date: March 18, 2016

By (Signature and Title)*	/s/ Paul E. Shield
Paul E. Shield
Treasurer and Principal Financial Officer